Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund

(formerly, Federated Mid-Cap Fund)

A Portfolio of Federated Index Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Shares			Value
		COMMON STOCKS--96.9%[1]
		Consumer Discretionary--15.1%
33,666	[2,3]	99 Cents Only Stores	$1,046,339
48,100	[2]	Abercrombie & Fitch Co., Class A	1,443,000
34,950	[2,3]	American Eagle Outfitters, Inc.	888,779
32,500		ArvinMeritor, Inc.	1,030,250
35,100	[2]	BJ's Wholesale Club, Inc.	1,566,513
10,200	[3]	Bandag, Inc.	393,516
32,700	[2]	Barnes & Noble, Inc.	988,194
53,600		Belo (A.H.) Corp., Series A	1,252,096
23,000		Blyth Industries, Inc.	684,250
17,000		Bob Evans Farms, Inc.	516,800
39,700	[2]	Borders Group, Inc.	925,407
12,800		Borg-Warner Automotive, Inc.	799,744
46,912	[2]	Brinker International, Inc.	1,615,649
27,050		CBRL Group, Inc.	820,967
43,000	[2]	CDW Computer Centers, Inc.	2,356,400
37,900	[3]	Callaway Golf Co.	667,040
14,800		Carlisle Cos., Inc.	599,252
26,800	[2]	Catalina Marketing Corp.	940,412
23,600	[2]	Cheesecake Factory, Inc. (The)	982,468
23,750		Claire's Stores, Inc.	512,525
66,995		Clayton Homes, Inc.	1,145,615
21,500	[2]	Coach, Inc.	1,204,000
44,100	[2]	Copart, Inc.	678,699
70,750	[3]	D. R. Horton, Inc.	1,825,350
54,700	[2,3]	Dollar Tree Stores, Inc.	2,086,258
25,000	[2]	Emmis Communications, Corp., Class A	726,750
23,800	[2,3]	Entercom Communication Corp.	1,243,550
45,900	[2]	Extended Stay America, Inc.	766,530
22,000		Federal Signal Corp.	506,000
26,700	[2]	Furniture Brands International, Inc.	1,090,161
36,500	[2]	Gentex Corp.	1,155,590
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
13,900	[2]	Gtech Holdings Corp.	$832,749
30,700		Harte-Hanks	986,084
52,800	[2]	Hispanic Broadcasting Corp.	1,416,096
25,900		International Speedway Corp., Class A	1,113,700
17,949		Lancaster Colony Corp.	691,037
14,500	[2,3]	Lands' End, Inc.	729,205
31,300	[2]	Lear Corp.	1,609,133
21,600		Lee Enterprises, Inc.	847,800
31,200	[3]	Lennar Corp.	1,732,848
24,700	[2,3]	Macrovision Corp.	549,081
34,500	[2,3]	Mandalay Resort Group	1,237,170
11,200		Media General, Inc., Class A	768,544
31,900	[2]	Michaels Stores, Inc.	1,290,355
16,200		Modine Manufacturing Co.	476,604
31,900	[2]	Mohawk Industries, Inc.	2,052,127
23,200	[3]	Neiman-Marcus Group, Inc., Class A	849,352
37,300	[2,3]	Outback Steakhouse, Inc.	1,308,111
10,900	[2,3]	Papa Johns International, Inc.	338,990
147,300	[2]	Park Place Entertainment Corp.	1,811,790
10,823	[2]	Payless ShoeSource, Inc.	633,578
48,500		Readers Digest Association, Inc., Class A	1,154,300
38,700		Ross Stores, Inc.	1,571,607
69,036	[2]	Saks, Inc.	1,026,565
17,300	[2]	Scholastic Corp.	877,629
45,000		Six Flags, Inc.	823,500
12,600		Superior Industries International, Inc.	649,782
18,900	[2,3]	Timberland Co., Class A	771,120
26,500		Unifi, Inc.	297,065
35,700	[2,3]	United Rentals, Inc.	910,350
4,600		Washington Post Co., Class B	2,906,280
52,200		Westwood One, Inc.	1,879,200
27,700	[2,3]	Williams-Sonoma, Inc.	1,595,797

		TOTAL	68,195,653

Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--4.7%
19,000		Church and Dwight, Inc.	$543,400
42,366		Dean Foods Co.	1,568,389
46,200		Dial Corp.	969,276
27,200		Dole Food, Inc.	904,944
17,500	[3]	Dreyers Grand Ice Cream, Inc.	816,550
67,500		Hormel Foods Corp.	1,667,250
24,800		Interstate Bakeries Corp.	612,560
18,500		Longs Drug Stores Corp.	559,440
67,500		McCormick & Co., Inc.	1,730,700
38,725	[3]	Pennzoil-Quaker State Co.	836,847
76,600		PepsiAmericas, Inc.	1,168,150
45,600	[3]	R.J. Reynolds Tobacco Holdings, Inc.	3,155,520
23,000		Ruddick Corp.	392,840
23,200		Sensient Technologies Corp.	579,768
54,300	[2]	Smithfield Foods, Inc.	1,145,730
12,000	[3]	Smucker (J.M.) Co.	416,400
25,597		Tootsie Roll Industries, Inc.	1,199,731
172,227		Tyson Foods, Inc., Class A	2,414,623
12,800		Universal Corp.	544,128

		TOTAL	21,226,246

		Energy--6.8%
76,200	[2]	BJ Services Co.	2,799,588
26,200	[2,3]	Cooper Cameron Corp.	1,436,808
65,500	[3]	ENSCO International, Inc.	2,211,280
31,100		Equitable Resources, Inc.	1,118,045
31,528	[2]	FMC Technologies, Inc.	717,262
22,900	[2]	Forest Oil Corp.	721,350
53,166	[2]	Grant Prideco, Inc.	850,656
30,700	[2,3]	Hanover Compressor Co.	578,695
24,200		Helmerich & Payne, Inc.	997,282
22,000	[3]	Murphy Oil Corp.	2,075,700
39,400	[2,3]	National-Oilwell, Inc.	1,046,858
27,500		Noble Affiliates, Inc.	1,073,875
85,418		Ocean Energy, Inc.	1,827,945
37,100	[2]	Patterson-UTI Energy, Inc.	1,187,200
51,100	[2]	Pioneer Natural Resources, Co.	1,225,889
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
64,700	[2,3]	Pride International, Inc.	$1,202,773
24,100	[2]	Smith International, Inc.	1,688,205
29,500		Tidewater, Inc.	1,283,250
51,700	[3]	Valero Energy Corp.	2,231,372
46,682	[2,3]	Varco International, Inc.	956,514
55,866	[2,3]	Weatherford International, Inc.	2,786,037
16,400		Western Gas Resources, Inc.	632,384

		TOTAL	30,648,968

		Financials--18.4%
25,800		Allmerica Financial Corp.	1,287,678
33,300		American Financial Group, Inc.	988,677
41,300	[2,3]	AmeriCredit Corp.	1,603,266
35,126		Associated Banc Corp.	1,315,801
44,900		Astoria Financial Corp.	1,440,841
73,900		Banknorth Group, Inc.	1,950,221
23,400	[3]	City National Corp.	1,292,850
56,100		Colonial BancGroup, Inc.	897,600
32,200	[3]	Commerce Bancorp, Inc.	1,590,358
62,100		Compass Bancshares, Inc.	2,221,317
24,700	[2]	Dime Bancorp, Inc., Warrants	3,705
181,300	[2,3]	E*Trade Group, Inc.	1,367,002
33,700	[3]	Eaton Vance Corp.	1,231,061
38,787		Edwards (AG), Inc.	1,587,164
24,900		Everest Re Group, Ltd.	1,690,710
41,700		Fidelity National Financial, Inc.	1,286,445
61,600		First Tennessee National Corp.	2,381,456
23,300	[3]	First Virginia Bank, Inc.	1,333,459
41,300		Firstmerit Corp.	1,172,920
41,200		Gallagher (Arthur J.) & Co.	1,487,320
66,100		Golden State Bancorp, Inc.	2,180,639
24,400	[3]	Greater Bay Bancorp	817,156
48,700		Greenpoint Financial Corp.	2,408,215
29,600		HCC Insurance Holdings, Inc.	769,600
77,400		Hibernia Corp., Class A	1,544,130
19,600		Horace Mann Educators Corp.	469,420
30,400		Hospitality Properties Trust	1,033,600
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
28,600		Independence Community Bank Corp.	$932,074
29,700	[2,3]	IndyMac Bancorp, Inc.	749,925
23,649		Investment Technology Group, Inc.	1,087,854
15,600	[3]	Investors Financial Services Corp.	1,148,784
28,600	[2,3]	LaBranche & Co., Inc.	783,640
32,500	[3]	Legg Mason, Inc.	1,632,800
27,000		Leucadia National Corp.	984,150
45,239	[3]	M & T Bank Corp.	3,862,506
33,950		Mercantile Bankshares Corp.	1,397,382
31,000	[3]	Metris Cos., Inc.	404,240
23,200	[3]	Mony Group, Inc.	904,800
99,050		National Commerce Financial Corp.	2,772,410
34,200	[3]	Neuberger Berman, Inc.	1,485,990
45,400	[3]	New Plan Excel Realty Trust	887,570
49,800	[3]	New York Community Bancorp, Inc.	1,477,068
79,050		North Fork Bancorporation, Inc.	3,052,911
29,300	[3]	Ohio Casualty Corp.	566,076
57,900		Old Republic International Corp.	1,924,017
21,700		PMI Group, Inc.	1,760,304
37,400	[3]	Pacific Century Financial Corp.	1,065,152
33,300		Protective Life Corp.	1,060,938
24,100		Provident Financial Group, Inc.	729,507
45,600		Radian Group, Inc.	2,366,640
42,750	[3]	Roslyn Bancorp, Inc.	984,105
52,600	[3]	SEI Investments, Co.	1,772,094
22,500	[2,3]	Silicon Valley Bancshares	718,875
124,700	[3]	Sovereign Bancorp, Inc.	1,799,421
14,500		StanCorp Financial Group, Inc.	848,250
37,300		TCF Financial Corp.	1,941,465
33,000		Unitrin, Inc.	1,375,110
38,900	[3]	Waddell & Reed Financial, Inc., Class A	1,001,675
24,100		Webster Financial Corp.	955,083
16,900		WestAmerica Bancorporation	747,825
15,900		Wilmington Trust Corp.	1,003,926

		TOTAL	83,537,178

Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--11.3%
51,800	[2]	Apogent Technologies, Inc.	$1,201,760
26,500	[2]	Apria Healthcare Group, Inc.	688,735
21,000	[2,3]	Barr Laboratories, Inc.	1,399,650
29,800		Beckman Coulter, Inc.	1,423,546
29,600	[2]	Covance, Inc.	594,072
59,200	[2,3]	Cytyc Corp.	930,032
37,900		Dentsply International, Inc.	1,503,493
29,100	[2]	Edwards Lifesciences Corp.	730,992
38,500	[2,3]	Express Scripts, Inc., Class A	2,433,585
48,500	[2,3]	First Health Group Corp.	1,406,500
94,100	[2,3]	Gilead Sciences, Inc.	2,928,392
60,140	[2]	Health Net, Inc.	1,783,151
20,800	[2]	Henry Schein, Inc.	989,872
30,500	[3]	Hillenbrand Industries, Inc.	1,970,300
39,700	[3]	ICN Pharmaceuticals, Inc.	1,098,102
74,200	[2,3]	IDEC Pharmaceuticals Corp.	4,077,290
32,300	[2,3]	Incyte Genomics, Inc.	265,183
96,025		Ivax Corp.	1,133,095
19,100	[2]	LifePoint Hospitals, Inc.	802,200
52,400	[2]	Lincare Holdings, Inc.	1,649,552
136,192	[2,3]	Millennium Pharmaceuticals, Inc.	2,718,392
61,300		Mylan Laboratories, Inc.	1,623,224
45,500	[3]	Omnicare, Inc.	1,216,670
42,600	[2]	Oxford Health Plans, Inc.	1,966,416
16,798	[2,3]	PacifiCare Health Systems, Inc.	508,307
32,900	[2,3]	Patterson Dental Co.	1,516,690
35,700	[2]	Perrigo Co.	445,536
42,800	[2,3]	Protein Design Labs, Inc.	768,688
46,900	[2,3]	Quest Diagnostic, Inc.	4,311,517
37,900	[2,3]	Sepracor, Inc.	479,814
33,800	[2]	Steris Corp.	748,670
35,080	[2,3]	Triad Hospitals, Inc.	1,473,360
17,400	[2]	Trigon Healthcare, Inc.	1,751,484
29,100	[2]	Universal Health Services, Inc., Class B	1,354,605
26,900	[2]	VISX, Inc.	440,353
36,500	[2,3]	Vertex Pharmaceuticals, Inc.	776,355

		TOTAL	51,109,583

Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--13.6%
35,000	[3]	AGCO Corp.	$795,200
16,000		AMETEK, Inc.	619,680
23,400		Airborne, Inc.	485,316
12,900	[2,3]	Alaska Air Group, Inc.	395,127
15,347	[2]	Albany International Corp., Class A	386,437
19,700		Alexander and Baldwin, Inc.	535,249
34,900	[2]	American Standard Cos.	2,607,030
85,125	[2,3]	Apollo Group, Inc., Class A	3,263,692
18,900	[2,3]	Atlas Air Worldwide Holdings, Inc.	235,683
12,050		Banta Corp.	453,080
57,900	[2,3]	Bisys Group, Inc.	1,980,180
41,100	[3]	C.H. Robinson Worldwide, Inc.	1,293,417
23,800		CNF, Inc.	752,318
25,800	[2,3]	CSG Systems International, Inc.	676,476
71,200	[2]	Ceridian Corp.	1,586,336
33,500	[2]	Certegy, Inc.	1,299,800
37,600	[2,3]	CheckFree Corp.	765,536
30,600	[2]	ChoicePoint, Inc.	1,696,464
58,600	[2]	DST Systems, Inc.	2,896,012
34,000	[2]	DeVRY, Inc.	900,660
21,500		Donaldson Co., Inc.	927,725
36,100	[2]	Dun & Bradstreet Corp.	1,390,211
23,200	[2,3]	Dycom Industries, Inc.	351,016
23,500	[2]	EGL, Inc.	403,025
16,900	[2]	Education Management Corp.	728,728
44,500	[2]	Energizer Holdings, Inc.	1,063,550
25,100		Expeditors International of Washington, Inc.	1,452,537
18,400	[3]	Fastenal Co.	1,538,976
21,900	[2,3]	Flowserve Corp.	755,550
23,700	[3]	GATX Corp.	758,874
20,025		Granite Construction, Inc.	462,778
28,500		HON Industries, Inc.	852,720
19,500		Harsco Corp.	828,750
28,680		Hubbell, Inc., Class B	987,452
17,500	[2,3]	Hunt (J.B.) Transportation Services, Inc.	458,325
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
26,200	[2]	Jacobs Engineering Group, Inc.	$1,033,852
14,500		Kaydon Corp.	413,105
17,475		Kelly Services, Inc., Class A	506,408
15,100		Kennametal, Inc.	598,866
18,500	[2,3]	Korn/Ferry International	194,250
19,100	[2,3]	L-3 Communications Holdings, Inc.	2,440,598
47,800	[2]	MPS Group, Inc.	430,200
37,000	[3]	Manpower, Inc.	1,489,250
36,800	[3]	Miller Herman, Inc.	899,024
12,600	[2,3]	NCO Group, Inc.	350,784
16,200		Nordson Corp.	501,876
16,900		Overseas Shipholding Group, Inc.	385,996
23,900		Pentair, Inc.	1,160,584
293	[2]	Per-Se Technologies, Inc., Warrants-7/8/2003	44
26,400		Pittston Brink's Group	726,528
25,200		Precision Castparts Corp.	891,324
29,600	[2,3]	Quanta Services, Inc.	496,096
82,300	[2]	Republic Services, Inc.	1,629,540
14,800		Rollins, Inc.	298,960
19,600	[3]	SPX Corp.	2,639,140
5,200	[2,3]	Sequa Corp., Class A	308,100
29,800	[2]	Sothebys Holdings, Inc., Class A	439,252
13,800		Stewart & Stevenson Services, Inc.	260,682
41,500	[2,3]	Swift Transportation Co., Inc.	807,175
18,900	[2]	Sylvan Learning Systems, Inc.	521,640
9,000		Tecumseh Products Co., Class A	467,640
18,900		Teleflex, Inc.	1,068,039
21,350		Trinity Industries, Inc.	501,725
26,000	[2]	Valassis Communications, Inc.	972,140
43,300		Viad Corp.	1,319,784
19,900		Wallace Computer Services, Inc.	432,825
18,900		York International Corp.	688,149

		TOTAL	61,457,486

Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--15.3%
171,400	[2]	3Com Corp.	$988,978
26,400	[2,3]	Activision, Inc.	831,072
42,400	[2,3]	Acxiom Corp.	705,112
19,300	[2,3]	Adtran, Inc.	479,798
39,900	[2]	Advanced Fibre Communications, Inc.	707,826
16,400	[2,3]	Advent Software, Inc.	809,832
63,900	[2]	Affiliated Computer Services, Inc., Class A	3,455,073
48,550	[2]	Arrow Electronics, Inc.	1,281,720
122,400	[2]	Ascential Software Corp.	421,056
226,600	[2,3]	Atmel Corp.	2,039,400
57,700		Avnet, Inc.	1,478,274
21,700	[2,3]	Avocent Corp.	542,500
11,742	[2,3]	Cabot Microelectronics Corp.	574,184
119,000	[2]	Cadence Design Systems, Inc.	2,437,120
40,100	[2,3]	Cirrus Logic, Inc.	487,215
30,200	[2]	CommScope, Inc.	479,576
29,300	[2,3]	Credence Systems Corp.	593,032
35,300	[2,3]	Cree, Inc.	416,187
58,500	[2,3]	Cypress Semiconductor Corp.	1,302,795
13,000	[2]	DSP Group, Inc.	275,860
34,693		Diebold, Inc.	1,312,089
67,100	[2]	Electronic Arts, Inc.	3,962,255
15,600	[2,3]	FEI Co.	412,308
48,600	[2,3]	Fairchild Semiconductor Corp., Class A	1,309,284
41,700	[2]	Gartner Group, Inc.	487,890
32,200		Harris Corp.	1,165,962
43,500		Henry (Jack) & Associates, Inc.	1,012,680
17,000	[2]	Imation Corp.	511,530
19,200	[2]	InFocus Corp.	248,448
50,800	[2]	Integrated Device Technology, Inc.	1,424,432
30,800	[2,3]	International Rectifier Corp.	1,420,496
23,200	[2]	Internet Security Systems, Inc.	454,720
41,800	[2]	KEMETCorp.	809,666
36,700	[2]	Keane, Inc.	573,988
23,600	[2,3]	LTX Corp.	500,556
61,200	[2,3]	Lam Research Corp.	1,570,392
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
53,200	[2]	Lattice Semiconductor Corp.	$630,420
43,500	[2,3]	Legato Systems, Inc.	300,150
19,400	[2]	MIPS Technologies, Inc., Class B	109,998
28,600	[2]	Macromedia, Inc.	640,354
54,700	[2]	McDATA Corp., Class A	371,413
31,400	[2]	Mentor Graphics Corp.	606,020
45,200	[2,3]	Micrel, Inc.	992,140
64,725	[2]	Microchip Technology, Inc.	2,880,263
24,900	[2]	National Instruments Corp.	956,907
68,450	[2,3]	Network Associates, Inc.	1,214,988
17,800	[3]	Newport Corp.	365,078
22,700	[2,3]	Plantronics, Inc.	478,062
20,400	[2,3]	Plexus Corp.	509,796
48,500	[2,3]	Polycom, Inc.	1,000,070
31,700	[2,3]	Powerwave Technologies, Inc.	378,498
75,700	[2]	Quantum Corp. - DLT & Storage Systems	556,395
81,400	[2,3]	RF Micro Devices, Inc.	1,416,360
27,700	[2,3]	RSA Security, Inc.	168,970
24,800	[2,3]	Retek, Inc.	585,255
34,100		Reynolds & Reynolds Co., Class A	987,536
33,200	[2,3]	SanDisk Corp.	543,152
34,300	[2,3]	Semtech Corp.	1,096,914
51,160	[2]	Storage Technology Corp.	1,052,873
136,000	[2]	SunGuard Data Systems, Inc.	4,047,360
48,100	[2]	Sybase, Inc.	676,286
19,800	[2]	Sykes Enterprises, Inc.	203,544
69,200	[2,3]	Symantec Corp.	2,450,372
29,400	[2,3]	Synopsys, Inc.	1,326,234
26,800	[2]	Tech Data Corp.	1,268,712
36,900	[2,3]	Titan Corp. (The)	843,534
17,500	[2]	Transaction Systems Architects, Inc., Class A	203,000
63,368	[2]	TriQuint Semiconductor, Inc.	642,552
77,502	[2,3]	Vishay Intertechnology, Inc.	1,704,269
38,000	[2,3]	Wind River Systems, Inc.	413,820

		TOTAL	69,104,601

Shares			Value
		COMMON STOCKS--continued[1]
		Materials--4.3%
52,500		AK Steel Holding Corp.	$643,650
34,200	[2]	Airgas, Inc.	563,958
22,275		Albemarle Corp.	660,454
25,500		Arch Coal, Inc.	566,100
26,600		Bowater, Inc.	1,268,288
30,300		Cabot Corp.	902,940
10,700		Carpenter Technology Corp.	283,550
54,999		Crompton Corp.	662,738
19,300	[2]	Cytec Industries, Inc.	636,707
15,200	[2]	FMC Corp.	588,240
16,750	[3]	Ferro Corp.	474,360
13,900		Fuller (H.B.) Co.	432,429
21,000		Glatfelter (P.H.) Co.	368,130
55,900		IMC Global, Inc.	704,340
25,000		Longview Fibre Co.	251,250
24,900		Lubrizol Corp.	858,552
57,200		Lyondell Chemical Co.	845,416
23,600		Martin Marietta Materials	919,456
9,600		Minerals Technologies, Inc.	480,000
21,000		Olin Corp.	382,410
51,400	[2]	Packaging Corp. of America	1,015,150
13,700	[3]	Potlatch Corp.	472,924
54,750		RPM, Inc.	928,013
13,300	[3]	Rayonier, Inc.	780,311
14,225		Schulman (A.), Inc.	288,768
51,200	[3]	Solutia, Inc.	428,032
46,473		Sonoco Products Co.	1,343,070
27,000	[2]	UCAR International, Inc.	351,000
24,100		Valspar Corp.	1,109,805
25,267		Wausau-Mosinee Paper Corp.	328,724

		TOTAL	19,538,765

		Telecommunication Services--0.8%
107,900	[3]	Broadwing, Inc.	712,140
27,000	[2,3]	Price Communications Corp.	453,870
28,500		Telephone and Data System, Inc.	2,451,000

		TOTAL	3,617,010

Shares			Value
		COMMON STOCKS--continued[1]
		Utilities--6.6%
27,100	[3]	AGL Resources, Inc.	$648,774
40,600	[3]	ALLETE	1,239,924
42,300	[3]	Alliant Energy Corp.	1,194,975
48,700		American Water Works Co., Inc.	2,128,190
68,300	[3]	Aquila, Inc.	1,095,532
12,900	[3]	Black Hills Corp.	449,694
21,200	[3]	Cleco Corp.	525,336
42,700		Conectiv, Inc.	1,064,938
61,400		DPL, Inc.	1,597,628
26,900	[3]	DQE, Inc.	525,088
56,400		Energy East Corp.	1,240,236
29,500	[3]	Great Plains Energy, Inc.	692,955
17,900	[3]	Hawaiian Electric Industries, Inc.	845,596
18,100	[3]	Idacorp, Inc.	684,904
34,000	[3]	MDU Resources Group, Inc.	990,420
25,600		NSTAR	1,172,480
38,700	[3]	National Fuel Gas Co.	921,834
67,800		Northeast Utilities Co.	1,356,000
37,400	[3]	OGE Energy Corp.	884,510
29,100		ONEOK, Inc.	636,126
19,000		PNM Resources, Inc.	551,000
52,300		Potomac Electric Power Co.	1,195,578
42,200	[2,3]	Puget Energy, Inc.	874,806
39,600		Questar Corp.	1,104,840
51,000		SCANA Corp.	1,629,450
50,812	[3]	Sierra Pacific Resources	360,257
33,666		Vectren Corp.	839,630
23,600	[3]	WGL Holdings, Inc.	639,560
15,500	[3]	WPS Resources Corp.	645,575
33,100	[3]	Western Resources, Inc.	575,609
56,700	[3]	Wisconsin Energy Corp.	1,474,200

		TOTAL	29,785,645

		TOTAL COMMON STOCKS (IDENTIFIED COST $383,433,845)	438,221,135

Principal Amount or Shares			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.2%[4]
$740,000		U.S. Treasury Bill, 7/18/2002 (identified cost $737,339)	$737,339

		MUTUAL FUND--1.5%
6,935,849		Prime Value Obligations Fund, Class IS (at net asset value)	6,935,849

		TOTAL INVESTMENTS (IDENTIFIED COST $391,107,033)[5]	$445,894,323

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $12,393,550 at April 30, 2002, which represents 2.7% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.6%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes is $391,107,033. The net unrealized appreciation of investments on a federal tax basis amounts to $54,787,290, which is comprised $82,112,389 appreciation and $27,325,099 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($452,283,378) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $391,107,033)		$445,894,323
Cash		484,744
Cash held as collateral for securities lending		109,374,826
Income receivable		232,069
Receivable for investments sold		4,993,060
Receivable for shares sold		665,435
Receivable for daily variation margin		192,050

TOTAL ASSETS		561,836,507

Liabilities:
Payable on collateral due to broker	$109,374,826
Payable for shares redeemed	131,306
Accrued expenses	46,997

TOTAL LIABILITIES		109,553,129

Net assets for 25,274,025 shares outstanding		$452,283,378

Net Assets Consist of:
Paid in capital		$418,135,006
Net unrealized appreciation of investments and futures contracts		54,757,096
Accumulated net realized loss on investments and futures contracts		(20,692,303)
Undistributed net investment income		83,579

TOTAL NET ASSETS		$452,283,378

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$452,283,378 ÷ 25,274,025 shares outstanding		$17.90

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends			$1,878,951
Interest			337,198

TOTAL INCOME			2,216,149

Expenses:
Management fee		$768,045
Custodian fees		33,571
Transfer and dividend disbursing agent fees and expenses		36,659
Directors'/Trustees' fees		2,460
Auditing fees		5,957
Legal fees		5,675
Portfolio accounting fees		49,107
Shareholder services fee		480,028
Share registration costs		12,232
Printing and postage		3,432
Insurance premiums		654
Miscellaneous		282

TOTAL EXPENSES		1,398,102

Waiver and Reimbursement:
Waiver of shareholder services fee	$(422,425)
Reimbursement of management fee	(746)

TOTAL WAIVER AND REIMBURSEMENT		(423,171)

Net expenses			974,931

Net investment income			1,241,218

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(17,752,078)
Net realized gain on futures contracts			2,538,649
Net change in unrealized depreciation of investments and futures contracts			76,811,918

Net realized and unrealized gain on investments and futures contracts			61,598,489

Change in net assets resulting from operations			$62,839,707

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,241,218	$1,764,605
Net realized gain (loss) on investments and futures contracts	(15,213,429)	256,811
Net change in unrealized appreciation/depreciation of investments and futures contracts	76,811,918	(41,796,283)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,839,707	(39,774,867)

Distributions to Shareholders:
Distributions from net investment income	(1,309,796)	(1,923,693)
Distributions from net realized gain of investments and futures contracts	(5,133,807)	(25,153,529)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,443,603)	(27,077,222)

Share Transactions:
Proceeds from sale of shares	226,406,524	265,638,322
Net asset value of shares issued to shareholders in payment of distributions declared	5,270,515	21,362,029
Cost of shares redeemed	(140,772,070)	(128,631,898)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	90,904,969	158,368,453

Change in net assets	147,301,073	91,516,364

Net Assets:
Beginning of period	304,982,305	213,465,941

End of period (including undistributed net investment income of $83,579 and $152,157, respectively)	$452,283,378	$304,982,305

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$15.26	$20.13	$17.63	$16.53	$17.17	$13.75
Income From Investment Operations:
Net investment income	0.05	0.11	0.17	0.16	0.20	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	2.90	(2.51)	4.71	2.92	0.74	4.00

TOTAL FROM INVESTMENT OPERATIONS	2.95	(2.40)	4.88	3.08	0.94	4.18

Less Distributions:
Distributions from net investment income	(0.06)	(0.14)	(0.16)	(0.15)	(0.20)	(0.17)
Distributions from net realized gain on investments and futures contracts	(0.25)	(2.33)	(2.22)	(1.83)	(1.38)	(0.59)

TOTAL DISTRIBUTIONS	(0.31)	(2.47)	(2.38)	(1.98)	(1.58)	(0.76)

Net Asset Value, End of Period	$17.90	$15.26	$20.13	$17.63	$16.53	$17.17

Total Return[1]	19.54%	(12.97)%	30.40%	20.23%	5.73%	31.83%

Ratios to Average Net Assets:

Expenses	0.51%[2]	0.58%	0.57%	0.60%	0.61%	0.60%

Net investment income	0.65%[2]	0.72%	1.03%	0.98%	1.12%	1.19%

Expense waiver/reimbursement[3]	0.22%[2]	0.22%	0.22%	0.22%	0.28%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$452,283	$304,982	$213,466	$110,100	$83,630	$73,874

Portfolio turnover	23%	30%	38%	40%	25%	19%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (formerly, Federated Mid-Cap Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's Mid-Cap 400 Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2002 the Fund had a realized gain on futures contracts of $2,538,649.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2002	46 S&P Mid Cap 400 Index Futures	Long	$30,194

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At April 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$107,522,170	$109,374,826

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 4/30/2002	Year Ended 10/31/2001
Shares sold	13,209,324	15,884,087
Shares issued to shareholders in payment of distributions declared	325,239	1,274,088
Shares redeemed	(8,248,732)	(7,771,769)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,285,831	9,386,406

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six month ended April 30, 2002, were as follows:

Purchases	$181,309,541

Sales	$84,829,195

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420E205

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

3042108 (6/02)

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund

(formerly, Federated Mini-Cap Fund)

A Portfolio of Federated Index Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Shares			Value
		COMMON STOCKS--94.1%[1]
		Consumer Discretionary--17.2%
1,879	[2,3]	1-800-FLOWERS.COM, Inc.	$25,911
1,451	[2,3]	4 Kids Entertainment, Inc.	24,957
5,068	[2,3]	99 Cents Only Stores	157,513
4,165	[2,3]	ACTV, Inc.	5,706
2,450		ADVO, Inc.	106,085
1,900	[2]	AFC Enterprises, Inc.	63,897
4,500		AMC Entertainment, Inc.	65,250
2,528	[2]	APAC Customer Services, Inc.	9,151
1,661		Aaron Rents, Inc.	46,425
2,699	[2,3]	Ackerley Group, Inc. (The)	45,370
2,000	[2]	Action Performance Cos., Inc.	94,100
2,326		Advanced Marketing Services, Inc.	56,405
4,200	[2,3]	Alliance Gaming Corp.	62,496
1,769	[2]	American Axle & Manufacturing Holdings, Inc.	58,377
8,942	[2,3]	American Greetings Corp., Class A	158,720
900	[2]	Ameristar Casinos, Inc.	28,044
3,517	[2,3]	Ann Taylor Stores Corp.	152,884
4,558	[3]	Applebee's International, Inc.	177,944
1,882	[3]	Applica, Inc.	19,385
1,726		Applied Industrial Technologies, Inc.	34,347
3,229		Arctic Cat, Inc.	62,772
3,040	[2,3]	Argosy Gaming Corp.	109,440
9,590		ArvinMeritor, Inc.	304,003
5,617	[2]	Aztar Corp.	130,708
4,069	[2,3]	Bally Total Fitness Holding Corp.	88,908
1,196	[3]	Bandag, Inc.	46,142
1,100		Bassett Furniture Industries, Inc.	22,550
793	[2]	Beasley Broadcast Group, Inc., Class A	13,084
1,591	[2,3]	Beazer Homes USA, Inc.	140,774
5,268	[3]	Blyth Industries, Inc.	156,723
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
5,863		Bob Evans Farms, Inc.	$178,235
3,336	[2]	Boca Resorts, Inc., Class A	46,871
3,725		Borg-Warner Automotive, Inc.	232,738
5,096	[2]	Boyd Gaming Corp.	77,969
9,233	[2]	Brightpoint, Inc.	5,170
1,839		Brown Shoe Co., Inc.	37,424
2,583	[2,3]	Buca, Inc.	43,911
624	[2]	Buckle, Inc.	14,570
2,600	[2]	Building Materials Holding Corp.	39,026
2,056		Burlington Coat Factory Warehouse	46,178
893		Bush Industries, Inc., Class A	12,055
7,882	[3]	CBRL Group, Inc.	239,219
3,949	[2,3]	CEC Entertainment, Inc.	182,444
5,194	[2,3]	CSK Auto Corp.	79,208
452	[2,3]	CSS Industries, Inc.	15,594
2,800	[2,3]	California Pizza Kitchen, Inc.	65,520
5,080	[3]	Carlisle Cos., Inc.	205,689
2,725		Cato Corp., Class A	69,760
8,398	[2]	Champion Enterprises, Inc.	69,703
2,183	[2,3]	Championship Auto Racing Teams, Inc.	30,016
3,500	[2,3]	Charlotte Russe Holdings, Inc.	98,490
17,271	[2,3]	Charming Shoppes, Inc.	149,221
5,368	[2,3]	Cheesecake Factory, Inc.	223,470
4,779	[2,3]	Chicos Fas, Inc.	172,426
1,821	[2,3]	Children's Place Retail Stores, Inc.	63,043
3,050	[2,3]	Christopher & Banks Corp.	113,368
685		Churchill Downs, Inc.	25,345
5,200	[2,3]	Circuit City Stores, Inc.	153,400
5,760		Claire's Stores, Inc.	124,301
2,625		Coachmen Industries, Inc.	48,562
339	[2]	Coldwater Creek, Inc.	7,431
1,000	[2,3]	Cole National Corp., Class A	19,000
16,691	[2,3]	Collins & Aikman Corp.	131,859
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
4,377	[2,3]	Concord Camera Corp.	$33,703
8,827	[3]	Cooper Tire & Rubber Co.	218,910
8,680	[2]	Copart, Inc.	133,585
3,150	[2,3]	Cost Plus, Inc.	92,768
2,619	[2]	Crestline Capital Corp.	88,627
2,971	[2]	Crown Media Holdings, Inc., Class A	30,007
4,948	[2]	Cumulus Media, Inc., Class A	92,676
400		Deb Shops, Inc.	11,996
3,700	[2]	Digital Generation Systems, Inc.	3,478
9,410		Dillards, Inc., Class A	230,451
4,163	[2,3]	Direct Focus, Inc.	186,086
2,868	[2,3]	Dover Downs Entertainment, Inc.	33,416
1,669		Dover Motorsports, Inc.	13,486
2,017	[2]	Dress Barn, Inc.	60,510
2,653	[2]	Dura Automotive Systems, Inc.	57,835
1,196	[2,3]	Electronics Boutique PLC	34,014
4,500	[2]	Engage, Inc.	1,035
2,383	[2]	Factory 2-U Stores, Inc.	33,005
2,897		Fedders Corp.	11,153
7,513		Federal Signal Corp.	172,799
3,200	[2,3]	Finish Line, Inc., Class A	64,864
400		Fisher Communications, Inc.	18,676
6,374	[2,3]	Fleetwood Enterprises, Inc.	68,011
1,700		Foamex International, Inc.	14,346
2,749	[2,3]	Footstar, Inc.	81,068
2,351	[2,3]	Fossil, Inc.	65,240
3,169		Freds, Inc.	123,353
3,600		Friedmans, Inc., Class A	47,804
8,002	[2]	Furniture Brands International, Inc.	326,722
400		Garan, Inc.	25,800
2,678	[2]	Gaylord Entertainment Co.	72,708
2,854	[2,3]	Genesco, Inc.	79,484
4,900	[2]	Getty Images, Inc.	170,569
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,000	[2,3]	Global Sports, Inc.	$25,900
1,000		Gray Communications System, Inc.	15,800
162		Grey Global Group, Inc.	115,992
2,245	[2]	Group 1 Automotive, Inc.	98,421
3,814	[2]	Gtech Holdings Corp.	228,497
845	[2]	Guess ?, Inc.	6,177
3,097	[2]	Guitar Center, Inc.	61,135
4,900	[2,3]	Gymboree Corp.	89,376
3,000		Hancock Fabrics, Inc.	54,570
4,529		Handleman Co.	57,971
4,840		Harman International Industries, Inc.	285,802
2,948		Haverty Furniture Cos., Inc.	55,717
1,605	[2,3]	Hayes Lemmerz International, Inc.	257
1,200	[2,3]	Hibbett Sporting Goods, Inc.	31,620
2,000	[2,3]	Hollywood Casino Corp., Class A	30,540
7,031	[2,3]	Hollywood Entertainment Corp.	145,120
3,644	[2,3]	Hot Topic, Inc.	82,209
2,100	[2,3]	Hovnanian Enterprises, Inc., Class A	63,924
3,946		Hughes Supply, Inc.	164,627
2,295	[2]	IHOP Corp.	83,423
1,772	[2,3]	IMPCO Technologies, Inc.	23,266
3,392	[2]	Information Holdings, Inc.	105,830
6,496	[2,3]	Insight Enterprises, Inc.	169,546
5,873	[2]	Interactive Data Corp.	102,484
5,105		Interface, Inc.	41,095
2,854	[2]	Intertan, Inc.	34,676
3,523	[2,3]	Isle of Capri Casinos, Inc.	73,913
1,900	[2]	J. Jill Group, Inc.	59,926
2,343	[2,3]	JAKKS Pacific, Inc.	45,150
5,137	[2]	Jack in the Box, Inc.	164,024
4,419	[2]	Journal Register Co.	95,671
1,200		K-Swiss, Inc., Class A	54,924
1,900	[2]	K2, Inc.	15,580
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
5,881		KB HOME	$293,168
3,839	[3]	Kellwood Co.	104,613
1,469	[2,3]	Kenneth Cole Productions, Inc., Class A	39,663
3,005	[2,3]	Key3Media Group, Inc.	12,861
4,196		Kimball International, Inc., Class B	71,332
7,873		La-Z Boy Chair Co.	236,505
4,716		Lancaster Colony Corp.	181,566
2,763	[3]	Landrys Seafood Restaurants, Inc.	76,535
1,560	[3]	Lands' End, Inc.	78,452
6,903	[3]	Lee Enterprises, Inc.	270,943
1,849		Libbey, Inc.	72,296
2,190	[3]	Liberty Corp.	92,747
529	[2]	Liberty Livewire Corp.	2,095
5,082	[2,3]	Linens `N Things, Inc.	176,345
1,800	[2,3]	Lithia Motors, Inc., Class A	50,760
1,158	[2]	Lodgenet Entertainment	20,728
3,509	[3]	Lone Star Steakhouse & Saloon, Inc.	68,426
2,334	[2]	Luby's Cafeteria, Inc.	16,338
2,496		M.D.C. Holdings, Inc.	126,048
1,100	[3]	M/I Schottenstein Homes, Inc.	69,520
3,600	[2]	MTR Gaming Group, Inc.	60,336
4,500	[2,3]	Magna Entertainment Corp., Class A	36,900
1,817		Marcus Corp.	31,434
1,896	[2,3]	Martha Stewart Living Omnimedia, Class A	34,128
4,592		Matthews International Corp., Class A	125,362
2,168		Media General, Inc., Class A	148,768
4,931	[2,3]	Mens Wearhouse, Inc.	121,401
1,200	[3]	Meritage Corp.	53,760
300	[2]	Mestek, Inc.	6,810
7,713	[2]	Metromedia International Group, Inc.	463
9,642	[2]	Michaels Stores, Inc.	390,019
2,889	[3]	Midas, Inc.	42,468
3,989	[2,3]	Midway Games, Inc.	54,450
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
4,821		Modine Manufacturing Co.	$141,834
3,079	[2]	Monaco Coach Corp.	88,429
1,000		Movado Group, Inc.	22,800
2,175	[2,3]	Movie Gallery, Inc.	43,652
877	[2,3]	NVR, Inc.	324,271
536		National Presto Industries, Inc.	17,929
4,268	[2,3]	Nautica Enterprise, Inc.	61,417
200	[2]	Newmark Homes Corp.	3,560
3,121	[2]	O'Charleys, Inc.	78,836
6,098	[2]	O'Reilly Automotive, Inc.	197,514
17,533	[2]	Officemax, Inc.	110,107
607	[2]	On Command Corp.	2,610
1,413		Oneida Ltd.	25,999
1,759		OshKosh B'Gosh, Inc., Class A	73,614
600		Oxford Industries, Inc.	17,250
1,205	[2,3]	P. F. Chang's China Bistro, Inc.	87,302
952	[2]	PC Connections, Inc.	9,425
4,012	[2,3]	Pacific Sunwear of California	100,220
1,843	[2]	Palm Harbor Homes, Inc.	43,218
1,300	[2,3]	Panera Bread Co.	87,191
2,753	[2,3]	Papa Johns International, Inc.	85,618
1,491	[2,3]	Parkervision, Inc.	33,786
3,943	[2]	Paxson Communications Corp.	41,796
9,900	[2]	Pegasus Communications Corp.	20,493
1,760	[2,3]	Penn National Gaming, Inc.	67,654
4,122	[2]	Penton Media, Inc.	27,205
6,256	[3]	Pep Boys-Manny Moe & Jack	119,802
14,258	[2]	PetSmart, Inc.	214,155
2,695		Phillips Van Heusen Corp.	41,072
13,602		Pier 1 Imports, Inc.	325,768
1,911		Pinnacle Entertainment, Inc.	21,212
1,340	[2]	Playboy Enterprises, Inc., Class B	17,594
3,677	[3]	Polaris Industries, Inc., Class A	276,878
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,800	[2,3]	Pomeroy Computer Resources, Inc.	$29,266
14,300	[2,3]	Priceline.com, Inc.	72,201
357	[2]	Pricesmart, Inc.	13,709
7,371	[2]	Prime Hospitality Corp.	95,012
1,546	[2]	Private Media Group, Inc.	9,663
1,417		Pulitzer, Inc.	73,684
2,700	[2]	Quaker Fabric Corp.	37,179
2,834	[2]	Quiksilver, Inc.	69,150
4,657	[2]	R.H. Donnelley Corp.	137,009
3,797	[2,3]	Rare Hospitality International, Inc.	106,316
1,900	[2]	Recoton Corp.	8,396
3,916	[2]	Regent Communications, Inc.	29,879
6,171		Regis Corp.	185,500
902	[2,3]	Rent-A-Center, Inc.	54,391
2,753	[2,3]	Rent-Way, Inc.	26,291
9,660		Ruby Tuesday, Inc.	242,659
970		Russ Berrie & Co., Inc.	35,405
4,291		Russell Corp.	79,341
5,303	[2]	Ryan's Family Steak Houses, Inc.	138,939
1,843	[3]	Ryland Group, Inc.	202,730
3,395	[2,3]	SCP Pool Corp.	107,588
5,753	[2]	SITEL Corp.	15,706
16,259	[2,3]	SONICblue, Inc.	31,705
1,009	[2]	Saga Communications, Inc., Class A	28,232
1,633	[2,3]	Salem Communications Corp.	39,976
1,213	[2,3]	Salton, Inc.	20,803
1,076		Sauer-Danfoss, Inc.	12,890
4,606	[2,3]	Scholastic Corp.	233,662
2,760	[2]	School Specialty, Inc.	78,301
3,300	[2]	Scientific Games Holdings Corp.	32,901
4,617	[3]	Shopko Stores, Inc.	96,172
3,200	[2,3]	Shuffle Master, Inc.	73,280
4,531	[2,3]	Sinclair Broadcast Group, Inc.	60,489
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
8,606	[2,3]	Sirius Satellite Radio, Inc.	$38,641
2,736	[2,3]	Skechers USA, Inc., Class A	63,612
1,025	[3]	Skyline Corp.	36,900
3,151	[2]	Sonic Automotive, Inc.	121,156
5,313	[2]	Sonic Corp.	155,724
6,324	[2,3]	Spanish Broadcasting System, Inc.	101,500
2,236	[2]	Speedway Motorsports, Inc.	66,745
1,531	[2]	Spiegel, Inc., Class A	2,159
2,600	[2,3]	Sports Resorts Int'l, Inc.	19,318
6,617	[2]	Stamps.com, Inc.	30,107
700		Standard Motor Products, Inc.	11,550
3,363	[3]	Standard Pacific Corp.	112,896
1,300	[2]	Stanley Furniture Co., Inc.	46,995
4,520	[2,3]	Station Casinos, Inc.	83,620
2,761	[2]	Stein Mart, Inc.	32,580
600	[2]	Steinway Musical Instruments, Inc.	13,440
1,970	[2,3]	Steven Madden Ltd.	38,474
1,298	[2]	Stoneridge, Inc.	18,821
4,519	[3]	Stride Rite Corp.	39,767
3,852		Sturm Ruger & Co., Inc.	53,543
2,891	[3]	Superior Industries International, Inc.	149,089
3,500	[2]	TBC Corp.	52,150
6,732	[2]	The Boyds Collection Ltd.	53,654
2,769		The Steak n Shake Co.	38,711
1,259		Thor Industries, Inc.	74,596
3,831	[2,3]	TiVo, Inc.	14,251
6,322	[2,3]	Toll Brothers, Inc.	188,080
4,426	[2,3]	Too, Inc.	133,444
6,848	[2,3]	Topps Co.	70,055
2,176		Toro Co.	126,208
5,536	[2,3]	Tower Automotive, Inc.	81,213
2,714	[2,3]	Trans World Entertainment Corp.	21,983
1,521		Triarc Companies, Inc.	42,588
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,600	[2,3]	Tripath Technology, Inc.	$2,848
500	[2]	Tropical Sportswear International Corp.	13,800
1,708	[2]	Tuesday Morning Corp.	45,518
8,596		Tupperware Corp.	197,364
2,597	[2]	Tweeter Home Entertainment Group, Inc.	42,876
1,699	[2]	Ultimate Electronics, Inc.	49,101
6,515	[2]	Unifi, Inc.	73,033
1,410	[2]	Uniroyal Technology Corp.	689
1,117	[2]	United Auto Group, Inc.	27,836
11,500	[2]	UnitedGlobalCom, Inc., Class A	62,100
2,808	[2]	Universal Electronics, Inc.	46,753
1,400	[2]	Urban Outfitters, Inc.	42,336
843	[2,3]	Vail Resorts, Inc.	16,059
1,669	[2]	Value City Department Stores, Inc.	7,410
174		Value Line, Inc.	8,312
3,967	[2]	Valuevision International, Inc., Class A	74,937
3,080	[2,3]	Vans, Inc.	37,514
2,073	[2]	WESCO International, Inc.	14,822
2,256	[3]	WMS Industries, Inc.	36,344
4,735		Wabtec Corp.	72,398
3,303		Wellman, Inc.	54,830
2,472	[2,3]	WestPoint Stevens, Inc.	13,794
2,250	[2]	Wet Seal, Inc., Class A	80,168
6,215		Wiley (John) & Sons, Inc., Class A	165,319
2,542	[2]	Wilsons The Leather Experts, Inc.	35,537
1,712		Winnebago Industries, Inc.	79,950
5,560		Wolverine World Wide, Inc.	100,191
1,797	[2,3]	World Wrestling Federation Entertainment, Inc.	25,967
15,723	[2]	Wyndham International, Inc., Class A	17,295
1,855	[2,3]	XM Satellite Radio Holdings, Inc., Class A	21,351
2,886	[2,3]	The Yankee Candle Co., Inc.,	63,319
2,626	[2]	Young Broadcasting, Inc., Class A	59,321
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
4,756	[2]	Zale Corp.	$188,908
1,031	[2,3]	bebe stores, Inc.	23,084
5,300	[2]	dELiA*s Corp., Class A	34,927

		TOTAL	23,316,092

		Consumer Staples--3.7%
2,300	[2]	7-Eleven, Inc.	21,022
300		Alico, Inc.	8,700
2,543	[2,3]	American Italian Pasta Co., Class A	126,489
200	[2]	Arden Group, Inc., Class A	12,840
2,475	[2]	Aurora Foods, Inc.	14,702
1,400	[2]	BriteSmile, Inc.	7,280
6,754		Casey's General Stores, Inc.	87,937
5,729		Church and Dwight, Inc.	163,849
142		Coca-Cola Bottling Co.	6,981
5,448		Corn Products International, Inc.	180,329
12,720	[2]	Dean Foods Co.	470,894
2,471	[2]	Del Monte Foods Co.	26,143
5,754	[3]	Delta & Pine Land Co.	111,973
13,532		Dial Corp.	283,901
4,900		Dimon, Inc.	37,730
6,149		Dole Food, Inc.	204,577
3,331	[3]	Dreyers Grand Ice Cream, Inc.	155,424
1,767	[2,3]	Duane Reade, Inc.	56,102
2,400	[2,3]	Elizabeth Arden, Inc.	28,536
81		Farmer Brothers Co.	28,107
5,837	[3]	Fleming Cos., Inc.	128,647
3,600	[2]	Flowers Foods, Inc.	93,924
3,047	[2]	Great Atlantic & Pacific Tea Co., Inc.	78,064
1,200	[2]	Green Mountain Coffee, Inc.	29,520
2,966	[2,3]	Hain Celestial Group, Inc.	54,367
2,828		Herbalife International, Inc., Class A	53,873
990		Ingles Markets, Inc., Class A	11,929
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
2,616		International Multifoods Corp.	$70,240
4,268		Interstate Bakeries Corp.	105,420
1,200	[2]	J&J Snack Foods Corp.	46,224
2,395		Lance, Inc.	38,200
5,053		Longs Drug Stores Corp.	152,803
200		Maui Land & Pineapple Co., Inc.	4,280
1,662	[2]	Mondavi Robert Corp., Class A	65,184
6,030	[2]	NBTY, Inc.	103,595
2,100		Nash Finch Co.	63,000
400	[2]	National Beverage Corp.	5,940
1,200		Natures Sunshine Products, Inc.	13,091
5,607		Nu Skin Asia Pacific, Inc., Class A	78,498
4,900	[2,3]	Pathmark Stores, Inc.	109,270
12,261		Pennzoil-Quaker State Co.	264,960
6,242	[2]	Performance Food Group Co.	225,087
1,544		Pilgrim's Pride Corp.	20,998
2,725	[2]	Playtex Products, Inc.	35,425
5,167	[2]	Ralcorp Holdings, Inc.	144,676
788	[2,3]	Revlon, Inc., Class A	4,019
567		Riviana Foods, Inc.	13,432
3,564		Ruddick Corp.	60,873
1,200		Sanderson Farms, Inc.	30,684
1,593		Schweitzer-Mauduit International, Inc.	45,002
33		Seaboard Corp.	9,108
7,063		Sensient Technologies Corp.	176,504
1,269	[2]	Smart & Final, Inc.	11,611
3,391	[3]	Smucker (J.M.) Co.	117,668
3,100	[2]	Spartan Stores, Inc.	24,738
1,000		Standard Commercial Corp.	20,650
2,168	[2]	Star Scientific, Inc.	4,553
708	[2]	Tejon Ranch Co.	23,364
1,100	[2,3]	The Boston Beer Co., Inc., Class A	15,950
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
1,936	[2]	United Natural Foods, Inc.	$46,367
4,388		Universal Corp.	186,534
3,193	[3]	Vector Group Ltd.	67,532
2,849		WD 40 Co.	77,892
3,428	[2]	Wild Oats Markets, Inc.	37,639

		TOTAL	5,004,851

		Energy--3.2%
2,500	[2]	3TEC Energy Corp.	44,675
600	[2]	ATP Oil & Gas Corp.	2,340
942	[2]	Atwood Oceanics, Inc.	43,285
1,697		Berry Petroleum Co., Class A	28,849
5,620	[2]	Brown Tom, Inc.	162,980
4,784		Cabot Oil & Gas Corp., Class A	120,222
5,578	[2]	Cal Dive International, Inc.	144,470
2,939	[2]	Callon Petroleum Corp.	18,721
1,468	[3]	Carbo Ceramics, Inc.	55,314
19,621	[3]	Chesapeake Energy Corp.	167,760
800	[2]	Chiles Offshore Corp.	20,896
419	[2]	Clayton Williams Energy, Inc.	5,552
4,246	[2]	Comstock Resources, Inc.	39,275
1,959	[2]	Denbury Resources, Inc.	18,003
681	[2,3]	Dril-Quip, Inc.	16,821
3,257		EEX Corp.	6,449
1,365	[2,3]	Emex Corp.	3,426
700	[2,3]	Encore Aquisition Co.	11,620
2,300	[2]	Energy Partners Ltd.	19,757
2,305	[2,3]	Evergreen Resources, Inc.	103,149
3,317		Frontier Oil Corp.	69,657
18,898	[2,3]	Grey Wolf, Inc.	85,986
839	[2]	Gulf Island Fabrication, Inc.	15,480
1,100	[2]	Gulfmark Offshore, Inc.	48,884
800		Holly Corp.	13,920
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
3,147	[2]	Horizon Offshore, Inc.	$31,155
2,400	[2]	Hydril Co.	61,246
5,464	[2,3]	Input/Output, Inc.	49,449
2,600	[2,3]	KCS Energy, Inc.	9,568
13,562	[2]	Key Energy Group, Inc.	164,778
1,412	[2,3]	Key Production Co.	30,217
3,368	[2]	Lone Star Technologies, Inc.	89,757
500		Lufkin Industries, Inc.	14,535
9,025	[2]	Magnum Hunter Resources, Inc.	66,695
1,805	[2]	Magnum Hunter Resources, Inc., Warrants	1,679
4,703	[2]	Maverick Tube Corp.	85,359
1,305	[2]	McMoRan Exploration Co.	4,946
3,586	[2]	Meridian Resource Corp.	16,065
1,000	[2]	NATCO Group, Inc., Class A	8,200
1,791	[2]	NS Group, Inc.	17,856
10,183	[2,3]	Newpark Resources, Inc.	85,232
2,556	[2,3]	Nuevo Energy Co.	40,129
1,400	[2]	OSCA, Inc.	39,116
3,992	[2]	Oceaneering International, Inc.	105,788
3,409	[3]	Offshore Logistics, Inc.	68,862
1,000	[2,3]	Oil States International, Inc.	10,750
1,500	[2,3]	PYR Energy Corp.	2,115
10,137	[2]	Parker Drilling Co.	43,386
3,464	[3]	Patina Oil & Gas Corp.	125,397
5,700	[2]	PetroQuest Energy, Inc.	38,703
3,528	[2]	Plains Resources, Inc.	96,667
2,040	[2]	Prima Energy Corp.	50,798
1,391	[2,3]	Pure Resources, Inc.	32,828
1,800	[2]	Quicksilver Resources, Inc.	43,920
1,161		RPC Energy Services, Inc.	18,216
5,300	[2]	Range Resources Corp.	30,634
3,200	[2]	Remington Oil & Gas Corp.	65,120
1,600		Resource America, Inc., Class A	18,016
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
2,206	[2,3]	SEACOR SMIT, Inc.	$106,109
4,140	[2,3]	Seitel, Inc.	33,327
2,610	[2]	Spinnaker Exploration Co.	111,839
4,858	[3]	St. Mary Land & Exploration Co.	117,515
2,831	[2,3]	Stone Energy Corp.	120,034
5,719	[2]	Superior Energy Services, Inc.	63,824
2,823	[2]	Swift Energy Co.	53,552
2,199	[2]	Syntroleum Corp.	12,160
6,820	[2]	Tesoro Petroleum Corp.	77,066
2,400	[2]	Tetra Technologies, Inc.	68,736
1,620	[2]	The Houston Exploration Co.	50,204
1,602	[2]	Transmontaigne, Co.	8,603
4,832	[2]	Trico Marine Services, Inc.	39,526
6,238	[2,3]	Unit Corp.	121,766
1,467	[2]	Universal Compression Holdings, Inc.	36,015
4,859	[2,3]	Veritas DGC, Inc.	87,948
6,934		Vintage Petroleum, Inc.	95,689
3,700	[2]	W-H Energy Services, Inc.	95,275
3,487	[3]	Western Gas Resources, Inc.	134,459
3,859	[2]	Westport Resources Corp.	79,958

		TOTAL	4,348,278

		Financials--20.3%
1,358		1st Source Corp.	32,118
2,000		Acadia Realty Trust	13,860
1,700	[2,3]	Actrade Financial Technologies Ltd.	28,288
2,573		Advanta Corp., Class A	35,893
3,134	[2,3]	Affiliated Managers Group, Inc.	199,322
896		Alabama National Bancorp	35,392
219	[2]	Alexander's, Inc.	14,684
1,850		Alexandria Real Estate Equities, Inc.	84,545
5,331		Alfa Corp.	171,072
4,380		Amcore Financial, Inc.	105,116
6,600	[3]	AmerUs Group Co.	248,688
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
5,376		American Capital Strategies Ltd.	$172,408
3,649		American Financial Holdings, Inc.	107,609
2,300	[2]	American Physicians Capital, Inc.	41,400
400	[2]	American Realty Investors, Inc.	3,668
2,988		Amli Residential Properties Trust	75,895
3,905		Anchor Bancorp Wisconsin, Inc.	85,910
10,600		Annaly Mortgage Management, Inc.	192,920
5,900		Anthracite Capital, Inc.	67,732
2,969		Argonaut Group, Inc.	66,981
630		Arrow Financial Corp.	19,184
1,600		Associated Estates Realty Corp.	16,272
500	[2]	Avatar Holdings, Inc.	13,500
600		BKF Capital Group, Inc.	19,050
2,330	[2]	BOK Financial Corp.	79,220
7,764		BRE Properties, Inc., Class A	253,495
881		BSB Bancorp, Inc.	26,368
719		Baldwin & Lyons, Inc., Class B	19,765
389		BancFirst Corp.	16,727
13,581		Bancorpsouth, Inc.	297,424
1,192		Bank Granite Corp.	29,692
1,100		Bank Mutual Corp.	21,318
6,200		BankAtlantic Bancorp, Inc., Class A	79,050
3,800	[2]	BankUnited Financial Corp., Class A	60,762
2,100		Banner Corp.	46,240
8,285	[3]	Bay View Capital Corp.	57,995
2,673		Bedford Property Investors, Inc.	70,941
3,360		Berkley, (W. R.) Corp.	203,280
3,200		Boston Private Financial Holdings, Inc.	85,920
4,231		Boykin Lodging Co.	39,983
4,634	[3]	Brandywine Realty Trust	110,706
2,635		Brookline Bancorp, Inc.	65,480
6,604	[3]	Brown & Brown	219,253
2,377		Burnham Pacific Properties, Inc.	3,661
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,864	[3]	CBL & Associates Properties, Inc.	$141,422
900		CCBT Financial Cos., Inc.	22,941
2,700		CFS Bancorp, Inc.	40,554
1,572		CNA Surety Corp.	25,545
784		CPB, Inc.	30,106
2,953		CVB Financial Corp.	63,489
6,461	[2,3]	Cadiz, Inc.	71,071
6,037		Camden Property Trust	240,273
3,672		Capital Automotive REIT	88,862
670		Capital City Bank Group, Inc.	18,599
4,055		Capital Federal Financial	103,321
2,083	[3]	Capstead Mortgage Corp.	46,867
2,357		Cash America International, Inc.	23,499
861		Cathay Bancorp, Inc.	73,521
2,105		Centennial Bancorp	16,756
3,776	[3]	CenterPoint Properties Corp.	206,547
749	[2,3]	Central Coast Bancorp	15,564
7,360		Charter Municipal Mortgage Acceptance Co.	122,838
3,543		Chateau Communities, Inc.	108,416
1,917		Chelsea Property Group, Inc.	115,883
2,746		Chemical Financial Corp.	88,144
5,338		Chittenden Corp.	176,421
7,536		Citizens Banking Corp.	250,195
2,300	[2]	Citizens, Inc., Class A	29,969
988		City Bank Lynwood, WA	26,745
1,900	[2]	City Holding Co.	36,497
2,000	[2]	Clark/Bardes, Inc.	47,200
750	[3]	CoBiz, Inc.	13,395
1,000		Coastal Bancorp, Inc.	31,370
19,161		Colonial BancGroup, Inc.	306,576
2,684	[3]	Colonial Properties Trust	97,644
2,520	[2]	Columbia Banking Systems, Inc.	30,870
3,689		Commerce Group, Inc.	148,888
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
7,674		Commercial Federal Corp.	$225,616
5,386		Commercial Net Lease Realty	81,813
900	[3]	Commonwealth Bancorp	24,750
2,300		Community Bank System, Inc.	77,625
735		Community Banks, Inc.	20,102
6,001		Community First Bankshares, Inc.	164,907
1,100		Community Trust Bancorp, Inc.	28,522
2,367	[2,3]	CompuCredit Corp.	18,463
1,100		Connecticut Bancshares, Inc.	35,200
4,878		Cornerstone Realty Income Trust, Inc.	54,390
900		Corporate Office Properties Trust	12,141
4,697	[2,3]	Corrections Corp. America	81,023
1,781		Corus Bankshares, Inc.	89,511
4,479		Cousins Properties, Inc.	120,933
4,262	[3]	Crawford & Co., Class B	60,094
1,325	[2,3]	Credit Acceptance Corp.	17,609
2,200		Crown American Realty Trust	22,000
1,226	[2]	DVI, Inc.	24,152
2,417	[3]	Delphi Financial Group, Inc., Class A	103,931
7,634		Developers Diversified Realty	168,711
3,906		Dime Community Bancorp, Inc.	90,854
6,110	[3]	Doral Financial Corp.	213,483
2,921		Downey Financial Corp.	155,164
3,937		East West Bancorp, Inc.	140,945
1,587		EastGroup Properties, Inc.	39,596
1,532		Entertainment Properties Trust	35,466
6,791		Equity Inns, Inc.	54,600
100		Equity One, Inc.	1,400
1,723		Essex Property Trust, Inc.	89,596
1,111		F & M Bancorp	31,996
1,228		FBL Financial Group, Inc., Class A	24,683
6,663		FNB Corp.	201,556
704		Farmers Capital Bank Corp.	24,816
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,500	[2,3]	Federal Agricultural Mortgage Association, Class C	$56,565
6,345		Federal Realty Investment Trust	170,998
3,692		FelCor Lodging Trust, Inc.	79,378
2,900		Fidelity Bankshares, Inc.	62,205
1,829	[2,3]	Financial Federal Corp.	64,326
900		Financial Institutions, Inc.	31,095
11,124	[3]	First American Financial Corp.	245,840
2,524		First BanCorp	84,554
700		First Bancorp, Inc.	17,325
500	[2]	First Banks America, Inc.	19,810
964		First Busey Corp.	20,726
3,686		First Charter Corp.	74,089
1,067		First Citizens Bancshares, Inc., Class A	116,516
7,431		First Commonwealth Financial Corp.	99,947
880		First Community Bancshares, Inc.	28,133
1,400		First Essex Bancorp, Inc.	46,466
3,616		First Federal Capital Corp.	72,931
4,041		First Financial Bancorp	76,658
1,087		First Financial Bankshares, Inc.	39,153
744		First Financial Corp.	35,303
1,372		First Financial Holdings, Inc.	40,720
1,233	[3]	First Indiana Corp.	24,561
6,588		First Industrial Realty Trust	221,818
1,161		First Merchants Corp.	31,427
8,146		First Midwest Bancorp, Inc.	247,883
969		First Niagra Financial Group, Inc.	21,084
2,800		First Place Financial Corp.	48,132
1,300	[2]	First Republic Bank	43,030
2,633		First Sentinel Bancorp, Inc.	38,731
3,238		FirstFed Financial Corp.	92,607
1,450		Flagstar Bancorp, Inc.	42,920
2,550		Flushing Financial Corp.	47,506
3,609		Forest City Enterprises, Inc., Class A	138,766
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
9,133	[3]	Fremont General Corp.	$63,840
2,467	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	22,178
2,996		Frontier Financial Corp.	83,885
1,822		GBC Bancorp	58,668
1,222	[2]	Gabelli Asset Management, Inc., Class A	47,658
4,107	[3]	Gables Residential Trust	127,317
945		German American Bancorp	16,443
2,400		Getty Realty Holding Corp.	45,240
1,400		Glacier Bancorp, Inc.	30,240
3,493		Glenborough Realty Trust, Inc.	78,418
4,665		Glimcher Realty Trust	90,734
5,910		Gold Banc Corp., Inc.	59,100
584		Great American Financial Resources, Inc.	10,419
2,862		Great Lakes REIT, Inc.	46,364
600	[3]	Great Southern Bancorp, Inc.	22,560
8,040	[3]	Greater Bay Bancorp	269,260
21,261		HRPT Properties Trust	184,545
769	[3]	Hancock Holding Co.	43,433
3,975		Harbor Florida Bancshares, Inc.	80,812
4,154		Harleysville Group, Inc.	125,455
1,992		Harleysville National Corp.	49,999
5,721		Health Care REIT, Inc.	161,332
6,820		Healthcare Realty Trust, Inc.	206,646
7,669		Highwoods Properties, Inc.	215,652
4,096		Hilb Rogal & Hamilton Co.	150,651
2,415		Home Properties of New York, Inc.	86,988
5,493		Horace Mann Educators Corp.	131,557
1,600		Hudson River Bancorp, Inc.	38,990
7,540		Hudson United Bancorp	239,320
9,152	[2]	INMC Mortgage Holdings, Inc.	231,088
3,032		IRT Property Co.	36,627
600		Iberiabank Corp.	22,260
32	[2]	Imperial Credit Industries, Inc., Warrants	2
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
9,472		Independence Community Bank	$308,692
1,200		Independent Bank Corp. - Massachusetts	29,940
1,260		Independent Bank Corp. - Michigan	39,337
4,501		Innkeepers USA Trust	51,626
1,913	[2]	Insignia Financial Group, Inc.	20,909
1,762		Integra Bank Corp.	38,797
2,055		International Bancshares Corp.	103,880
2,200		Investors Real Estate Trust	22,066
2,507	[3]	Irwin Financial Corp.	48,260
3,323		JDN Realty Corp.	42,102
2,372		JP Realty, Inc.	62,597
3,725	[3]	Jefferies Group, Inc.	173,175
5,183	[2]	Jones Lang LaSalle, Inc.	115,892
655		Kansas City Life Insurance Co.	26,429
2,900		Keystone Property Trust	43,761
3,496		Kilroy Realty Corp.	98,412
2,729		Koger Equity, Inc.	49,995
2,000		Kramont Realty Trust	28,400
3,821		LNR Property Corp.	139,849
19,768	[2]	La Quinta Properties, Inc.	157,749
2,620		LaSalle Hotel Properties	41,920
1,155		Lakeland Bancorp, Inc.	20,754
2,939		LandAmerica Financial Group, Inc.	102,865
1,930	[3]	Lexington Corporate Properties Trust	30,590
3,700	[2]	Local Financial Corp.	61,901
3,552		MAF Bancorp, Inc.	131,637
2,500	[2]	MB Financial, Inc.	77,275
5,291		Macerich Co. (The)	155,291
1,000		Main Street Banks, Inc.	20,000
2,651		Manufactured Home Communities, Inc.	89,127
3,267		Medallion Financial Corp.	16,792
600		Medford Bancorp, Inc.	16,530
100	[2]	Meemic Holdings, Inc.	2,870
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
4,965		MeriStar Hospitality Corp.	$87,136
700		MicroFinancial, Inc.	6,440
1,381		Mid-American Apartment Communities, Inc.	36,928
1,300		Mid-Atlantic Realty Trust	20,800
2,640		Mid-State Bancshares	52,879
394		Midland Co.	18,479
600		Midwest Banc Holdings, Inc.	16,650
2,174	[3]	Mills Corp.	59,828
3,000		Mission West Properties, Inc.	37,590
598	[3]	Mississippi Valley Bancshares, Inc.	27,825
500		NBC Capital Corp.	16,500
2,523		NBT Bancorp, Inc.	45,515
2,781	[3]	National Golf Properties, Inc.	20,941
2,121		National Health Investors, Inc.	33,300
1,924		National Penn Bancshares, Inc.	51,948
291	[2]	National Western Life Insurance Co., Class A	34,920
8,301		Nationwide Health Properties, Inc.	154,399
4,317	[2]	Net.B@nk, Inc.	69,288
2,000		New Century Financial Corp.	47,820
12,846	[3]	New York Community Bancorp, Inc.	381,012
1,300		Northwest Bancorp, Inc.	17,289
300	[2]	Nymagic, Inc.	6,075
1,739		OceanFirst Financial Corp.	55,439
4,005	[2]	Ocwen Financial Corp.	30,038
9,219	[2,3]	Ohio Casualty Corp.	178,111
600		Old Second Bancorp, Inc.	25,182
839		Omega Financial Corp.	27,544
1,192		Oriental Financial Group	25,994
1,851		PFF Bancorp, Inc.	60,713
1,166	[2]	PICO Holdings, Inc.	19,356
3,319		PMA Capital Corp.	79,556
1,129		PS Business Parks, Inc.	40,588
4,438		Pacific Capital Bancorp	156,972
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
2,554		Pacific Gulf Properties, Inc.	$1,979
1,414		Pacific Northwest Bancorp	39,675
4,191		Pan Pacific Retail Properties, Inc.	132,813
1,504		Park National Corp.	151,528
840		Parkway Properties, Inc.	30,668
600		PennFed Financial Services, Inc.	14,766
1,269		Pennsylvania REIT	32,613
600		Peoples Holding Co.	21,900
2,068	[2]	Philadelphia Consolidated Holding Corp.	88,304
6,100	[2]	Pinnacle Holdings, Inc.	305
1,300		Port Financial Corp.	44,979
5,000		Post Properties, Inc.	169,950
5,236		Prentiss Properties Trust	161,007
3,753		Presidential Life Corp.	93,450
3,005		Prime Group Realty Trust	25,092
2,680	[2]	ProAssurance Corp.	49,178
1,400		Prosperity Bancshares, Inc.	46,130
300		Provident Bancorp, Inc.	8,010
4,615		Provident Bankshares Corp.	120,267
400	[2]	Quaker City Bancorp, Inc.	15,104
2,115		R&G Financial Corp., Class B	42,321
4,731		RFS Hotel Investors, Inc.	71,817
1,155		RLI Corp.	66,528
6,341	[3]	Raymond James Financial, Inc.	212,043
4,943		Realty Income Corp.	166,826
4,488		Reckson Associates Realty Corp.	109,507
1,700	[3]	Redwood Trust, Inc.	49,045
3,738		Regency Centers Corp.	109,897
8,483		Republic Bancorp, Inc.	125,548
700		Republic Bancorp, Inc., Class A	8,225
500	[2]	Republic Bancshares, Inc.	9,745
1,700	[2]	ResortQuest International, Inc.	13,345
2,920		Riggs National Corp.	48,560
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
424		Royal Bancshares of Pennsylvania, Inc.	$8,480
2,571		S & T Bancorp, Inc.	68,980
600		S.Y. Bancorp, Inc.	23,400
894		SCPIE Holdings, Inc.	12,024
3,263	[3]	SL Green Realty Corp.	114,531
2,342	[3]	SWS Group, Inc.	47,074
2,119		Sandy Spring Bancorp, Inc.	71,389
789		Santander BanCorp	15,977
1,129		Saul Centers, Inc.	26,701
400		Seacoast Banking Corp., Class A	19,700
4,324		Seacoast Financial Services Corp.	92,534
900		Second Bancorp, Inc.	24,300
4,496		Selective Insurance Group, Inc.	134,880
4,443		Senior Housing Properties Trust	63,935
4,178		Shurgard Storage Centers, Inc., Class A	147,275
6,624	[3]	Silicon Valley Bancshares	211,637
700		Simmons 1st National Corp., Class A	24,129
9,543	[2]	Soundview Technology Group, Inc.	21,185
6,898		South Financial Group, Inc.	158,861
4,495	[2,3]	Southwest Bancorp. of Texas, Inc.	157,460
2,655		Sovran Self Storage, Inc.	81,774
1,900		St. Francis Capital Corp.	46,645
4,620		StanCorp Financial Group, Inc.	270,270
1,247		State Auto Financial Corp.	20,350
8,706		Staten Island Bancorp, Inc.	173,685
1,580		Sterling Bancorp	52,140
6,874		Sterling Bancshares, Inc.	94,036
1,200		Sterling Financial Corp.	30,600
1,977	[2]	Stewart Information Services Corp.	37,365
1,200	[3]	Suffolk Bancorp	41,123
4,865		Summit Properties, Inc.	113,841
2,966		Sun Communities, Inc.	120,420
6,539	[3]	Susquehanna Bankshares, Inc.	161,513
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,695		Tanger Factory Outlet Centers, Inc.	$44,409
5,746		Taubman Centers, Inc.	85,903
2,731		Texas Regional Bancshares, Inc., Class A	136,550
2,045		The Trust Company of New Jersey	52,045
4,900	[3]	Thornburg Mortgage Asset Co.	103,586
700		Tompkins County Trust Co., Inc.	31,500
1,416	[3]	Town & Country Trust	31,860
2,525	[2]	Trammell Crow Co.	35,148
1,203	[2,3]	Trendwest Resorts, Inc.	29,534
1,367	[2]	Triad Guaranty, Inc.	61,105
420		Troy Financial Corp.	10,773
11,831		Trustco Bank Corp.	153,093
3,480		UCBH Holdings, Inc.	137,286
6,458	[2]	UICI	132,389
2,950		UMB Financial Corp.	141,072
4,100		US Restaurant Properties, Inc.	57,318
1,201		USB Holdings Co., Inc.	19,756
1,500		Umpqua Holdings Corp.	24,225
6,989	[3]	United Bankshares, Inc.	223,648
3,172		United Community Financial Corp.	25,661
17,720		United Dominion Realty Trust, Inc.	295,924
700		United Fire & Casualty Co.	23,562
3,016	[3]	United National Bancorp	69,425
5,100	[2]	Universal American Financial Corp.	39,066
2,000		Universal Health Realty Trust, Inc.	48,900
4,260	[3]	Unizan Financial Corp.	88,821
7,625	[3]	Ventas, Inc.	102,938
5,800		Vesta Insurance Group, Inc.	26,506
3,031		W Holding Co., Inc.	56,316
1,961	[2]	WFS Financial, Inc.	61,085
800		WSFS Financial Corp.	16,640
5,151		Walter Industries, Inc.	69,539
5,002	[3]	Washington REIT	140,556
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,200		Washington Trust Bancorp	$24,720
6,300		Waypoint Financial Corp.	113,085
7,319		Weingarten Realty Investors	260,556
2,435		Wesbanco, Inc.	59,171
1,600		West Coast Bancorp	23,952
5,453		WestAmerica Bancorporation	241,295
1,047		Westcorp, Inc.	31,400
6,376		Whitney Holding Corp.	232,724
1,400		Winston Hotels, Inc.	13,356
2,398	[3]	Wintrust Financial Corp.	59,231
1,200	[2]	World Acceptance Corp.	10,680
879		Zenith National Insurance Corp.	26,985
2,859	[2,3]	eSpeed, Inc., Class A	35,280
381		USA Education, Inc.	37,090

		TOTAL	27,620,785

		Healthcare--10.2%
1,600	[2,3]	1-800 CONTACTS, Inc.	17,440
600	[2]	3 Dimentional Pharmaceuticals, Inc.	3,738
4,512	[2]	ATS Medical, Inc.	8,618
6,600	[2]	AVANIR Pharmaceuticals, Class A	18,150
3,100	[2,3]	AVI BioPharma, Inc.	22,320
2,694	[2,3]	Abiomed, Inc.	18,885
2,604	[2]	Acacia Research Corp.	27,446
3,678	[2,3]	Accredo Health, Inc.	238,077
5,461	[2]	Aclara Biosciences, Inc.	13,543
4,800	[2]	Adolor Corp.	66,000
1,400	[2,3]	Advanced Neuromodulation Systems, Inc.	43,358
8,597	[2]	Advanced Tissue Sciences, Inc., Class A	23,642
4,000	[2,3]	Aksys Ltd.	26,000
2,994	[2,3]	Albany Molecular Research, Inc.	72,604
2,603	[2]	Alexion Pharmaceuticals, Inc.	48,103
2,500	[2,3]	Align Technology, Inc.	9,625
4,045	[3]	Alpharma, Inc., Class A	69,170
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
4,655	[2,3]	AmeriPath, Inc.	$125,685
2,150	[2,3]	American Healthways, Inc.	57,942
5,300	[2,3]	American Medical Systems Holdings, Inc.	121,794
3,500	[2,3]	Amsurg Corp.	101,500
10,120	[2,3]	Amylin Pharmaceuticals, Inc.	96,039
2,934	[2,3]	Antigenics, Inc.	34,504
1,793	[2]	Aphton Corp.	17,679
1,700	[2]	Applied Molecular Evolution, Inc.	12,716
5,656	[2,3]	Apria Healthcare Group, Inc.	146,999
2,900	[2]	ArQule, Inc.	27,550
3,400	[2,3]	Arena Pharmaceuticals, Inc.	27,710
5,102	[2,3]	Ariad Pharmaceuticals, Inc.	24,643
2,800	[2]	Array BioPharma, Inc.	27,356
1,987		Arrow International, Inc.	94,283
2,562	[2,3]	Arthrocare Corp.	41,043
1,310	[2]	Aspect Medical Systems, Inc.	13,100
3,400	[2,3]	Atrix Labs, Inc.	81,464
12,163	[2]	Avant Immunotherapeutics, Inc.	21,529
3,275	[2,3]	Avigen, Inc.	36,254
13,346	[2,3]	Beverly Enterprises, Inc.	114,776
2,640	[2]	Bio Rad Laboratories, Inc., Class A	127,512
8,157	[2]	Bio-Technology General Corp.	39,961
5,494	[2]	BioMarin Pharmaceutical, Inc.	33,129
300	[2]	BioSphere Medical, Inc.	1,785
3,181	[2,3]	Biopure Corp.	28,470
2,003	[2,3]	Biosite Diagnostics, Inc.	62,594
953	[2,3]	Bone Care International, Inc.	9,530
2,000	[2]	Boron, LePore & Associates, Inc.	23,800
7,100	[2]	Bruker Daltonics, Inc.	53,037
4,102	[2]	CONMED Corp.	110,754
3,057	[2,3]	CV Therapeutics, Inc.	88,470
3,720	[2,3]	Caliper Technologies Corp.	39,171
5,171	[2]	CardioDynamics International Corp.	16,030
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
5,790	[2,3]	Cell Genesys, Inc.	$82,276
2,818	[2,3]	Cell Pathways, Inc.	9,694
4,706	[2,3]	Cell Therapeutics, Inc.	58,449
1,952	[2,3]	Cerus Corp.	99,962
5,900	[2,3]	Charles River Laboratories International, Inc.	176,705
1,800	[2,3]	Cima Labs, Inc.	35,946
3,400	[2]	Ciphergen Biosystems, Inc.	20,978
504	[2,3]	Closure Medical Corp.	7,515
1,000		Cobalt Corp.	19,300
2,588	[2]	Columbia Laboratories, Inc.	11,620
6,600	[2,3]	Computerized Thermal Imaging, Inc.	5,280
2,000	[2,3]	Conceptus, Inc.	36,180
5,293	[2,3]	Connetics Corp.	63,463
1,943	[3]	Cooper Companies, Inc.	102,979
7,531	[2]	Corixa Corp.	41,345
5,600	[2]	Corvas International	17,584
714	[2]	Corvel Corp.	23,655
8,443	[2,3]	Covance, Inc.	169,451
9,375	[2]	Coventry Health Care, Inc.	295,312
2,713	[2,3]	Cryolife, Inc.	79,952
3,638	[2,3]	Cubist Pharmaceuticals, Inc.	50,859
3,300	[2]	Curis, Inc.	4,620
2,498	[2]	Cyberonics, Inc.	33,848
7,281	[2,3]	Cygnus, Inc.	34,294
8,927	[2]	Cytogen Corp.	14,997
2,590	[2]	DUSA Pharmaceuticals, Inc.	10,230
2,059	[3]	Datascope Corp.	64,756
3,900	[2,3]	Decode Genetics, Inc., ADR	21,645
1,100	[2]	Deltagen, Inc.	6,270
3,700	[2,3]	Dendreon Corp.	16,021
2,936	[3]	Diagnostic Products Corp.	140,869
1,152	[2,3]	Dianon Systems, Inc.	75,571
1,896	[2]	Digene Corp.	43,267
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
4,225	[2]	Diversa Corp.	$46,475
2,000	[2]	Durect Corp.	16,820
2,000	[2]	Dyax Corp.	7,320
1,200	[2,3]	Dynacq International, Inc.	20,028
8,547	[2]	Edwards Lifesciences Corp.	214,701
2,758	[2,3]	Emisphere Technologies, Inc.	42,253
3,600	[2,3]	Endo Pharmaceuticals Holdings, Inc.	41,652
2,251	[2,3]	Endocare, Inc.	43,197
3,553	[2,3]	Entremed, Inc.	27,713
2,966	[2,3]	Enzo Biochem, Inc.	53,685
3,900	[2]	Esperion Therapeutics, Inc.	19,574
400	[2,3]	Exact Sciences Corp.	4,724
5,255	[2,3]	Exelixis, Inc.	52,024
1,200	[2]	First Horizon Pharmaceutical Corp.	31,248
1,200	[2]	GenStar Therapeutics Corp.	960
1,900	[2,3]	Genaissance Pharmaceuticals, Inc.	4,313
3,723	[2,3]	Gene Logic, Inc.	57,818
4,200	[2]	Genelabs Technologies, Inc.	3,192
1,000	[2,3]	Genencor International, Inc.	10,550
3,261	[2,3]	Genome Therapeutics Corp.	12,780
3,147	[2,3]	Genta, Inc.	42,286
3,600	[2]	Gentiva Health Services, Inc.	97,560
4,200	[2]	Genzyme Corp.	23,100
1,500	[2]	Genzyme Molecular Oncology	5,776
3,971	[2]	Genzyme Transgenics Corp.	11,039
3,340	[2,3]	Geron Corp.	26,453
4,630	[2]	Guilford Pharmaceuticals, Inc.	35,651
2,664	[2,3]	Haemonetics Corp.	88,285
1,900	[2]	Harvard Bioscience, Inc.	14,801
3,400	[2,3]	HealthExtras, Inc.	15,674
1,900	[2,3]	Hemispherx Biopharma, Inc.	7,410
7,558		Hooper Holmes, Inc.	78,528
1,833	[2,3]	Hyseq, Inc.	7,460
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
1,736	[2]	I-Stat Corp.	$11,388
1,700	[2]	ICU Medical, Inc.	64,617
5,576	[2,3]	IDEXX Laboratories, Inc.	158,804
2,525	[2]	INAMED Corp.	92,996
1,910	[2,3]	Igen International, Inc.	78,998
5,475	[2]	Ilex Oncology, Inc.	89,735
1,900	[2,3]	Illumina, Inc.	15,960
3,246	[2]	Immune Response Corp.	1,753
6,245	[2,3]	Immunogen, Inc.	51,459
5,663	[2,3]	Immunomedics, Inc.	74,525
2,064	[2,3]	Impath, Inc.	48,855
3,700	[2]	Impax Laboratories, Inc.	25,530
3,500	[2]	InKine Pharmaceutical Co., Inc.	5,215
9,300	[2,3]	Incyte Genomics, Inc.	76,353
4,800	[2]	Indevus Pharmaceuticals, Inc.	32,784
3,400	[2]	Insmed, Inc.	9,316
3,800	[2,3]	Inspire Pharmaceuticals, Inc.	11,856
2,300	[2,3]	Integra Lifesciences Corp.	44,850
4,448	[2,3]	InterMune, Inc.	118,984
3,900	[2,3]	Intuitive Surgical, Inc.	39,585
2,763		Invacare Corp.	104,497
5,678	[2,3]	Isis Pharmaceuticals, Inc.	71,883
3,146	[2,3]	KV Pharmaceutical Co., Class B	99,414
1,800	[2]	Kendle International, Inc.	30,582
1,300	[2,3]	Keryx Biopharmaceuticals, Inc.	4,238
1,078	[2,3]	Kos Pharmaceuticals, Inc.	28,028
1,400	[2]	Kosan Biosciences, Inc.	11,200
3,900	[2]	La Jolla Pharmaceutical Co.	28,353
1,300	[2]	Large Scale Biology Corp.	3,457
5,050	[2]	Lexicon Genetics, Inc.	40,400
5,581	[2]	LifePoint Hospitals, Inc.	234,402
7,053	[2]	Ligand Pharmaceuticals, Inc., Class B	109,815
2,639	[2,3]	Luminex Corp.	16,916
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
3,762	[2]	MGI PHARMA, Inc.	$27,387
2,200	[2,3]	Macrochem Corp.	4,904
4,300	[2]	Magellan Health Services, Inc.	32,035
2,766	[2,3]	Martek Biosciences Corp.	79,993
2,409	[2,3]	Maxim Pharmaceuticals, Inc.	11,729
1,479	[2,3]	Maximus, Inc.	45,849
4,307	[2]	Maxygen, Inc.	39,711
1,600	[2,3]	Med-Design Corp.	22,400
3,400	[2,3]	Medicines Co.	33,320
3,588		Mentor Corp.	143,699
7,619	[2,3]	Mid Atlantic Medical Services, Inc.	277,560
1,192		Mine Safety Appliances Co.	53,402
2,424	[2,3]	Miravant Medical Technologies	2,230
1,571	[2,3]	Molecular Devices Corp.	28,042
3,939	[2,3]	NPS Pharmaceuticals, Inc.	117,422
4,600	[2,3]	NaPro BioTherapeutics, Inc.	31,970
6,903	[2]	Nabi Biopharmaceuticals	43,351
2,666	[2]	Nanogen, Inc.	8,795
800	[2]	National Healthcare Corp.	14,200
2,170	[2,3]	NeoPharm, Inc.	32,528
1,831	[2,3]	Neose Technologies, Inc.	43,907
3,918	[2,3]	Neurocrine Biosciences, Inc.	128,863
1,283	[2]	Neurogen Corp.	15,139
1,400	[2,3]	North American Scientific, Inc.	17,822
2,300	[2,3]	Northfield Laboratories, Inc.	16,376
2,500	[2]	Novavax, Inc.	12,500
3,801	[2]	Noven Pharmaceuticals, Inc.	76,362
2,749	[2,3]	Novoste Corp.	17,044
3,017	[2]	Ocular Sciences, Inc.	90,359
4,100	[2]	Onyx Pharmaceuticals, Inc.	32,595
1,700	[2,3]	Option Care, Inc.	31,943
4,300	[2,3]	OraSure Technologies, Inc.	31,476
6,472	[2]	Orchid Biosciences, Inc.	14,950
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
3,124	[2,3]	Organogenesis, Inc.	$1,500
4,426	[3]	Owens & Minor, Inc.	91,574
1,676	[2,3]	PDI, Inc.	28,827
10,961	[2]	PSS World Medical, Inc.	108,514
4,800	[2,3]	PacifiCare Health Systems, Inc.	145,248
3,000	[2]	Pain Therapeutics, Inc.	30,150
4,045	[2]	Paradigm Genetics, Inc.	7,321
4,105	[2,3]	Parexel International Corp.	63,915
2,900	[2,3]	Pediatrix Medical Group	136,271
2,300	[2]	Penwest Pharmaceuticals Co.	45,954
16,413	[2]	Peregrine Pharmaceuticals, Inc.	27,902
10,174	[2,3]	Perrigo Co.	126,972
2,400	[3]	Pharmaceutical Resources, Inc.	60,000
4,032	[2,3]	Pharmacopedia, Inc.	46,771
3,320	[2,3]	Pharmacyclics, Inc.	20,418
5,600	[2]	Pharmos Corp.	5,712
1,277	[2,3]	PolyMedica Industries, Inc.	49,752
3,100	[2]	Possis Corp.	48,577
2,000	[2]	Pozen, Inc.	9,820
9,161	[2]	Praecis Pharmaceuticals, Inc.	32,796
800	[2]	Progenics Pharmaceuticals, Inc.	11,160
4,427	[2,3]	Province Heathcare Co.	170,484
2,800	[2,3]	Regeneration Technologies, Inc.	18,900
4,612	[2,3]	Regeneron Pharmaceuticals, Inc.	95,238
1,999	[2,3]	RehabCare Group, Inc.	53,273
7,899	[2,3]	Renal Care Group, Inc.	280,415
4,542	[2]	Respironics, Inc.	148,932
3,050	[2,3]	Ribozyme Pharmaceuticals, Inc.	4,270
2,700	[2]	Rigel Pharmaceuticals, Inc.	12,582
700	[2,3]	SRI/Surgical Express, Inc.	9,842
3,203	[2,3]	SangStat Medical Corp.	74,630
1,000	[2]	Sangamo BioSciences, Inc.	8,760
6,291	[2,3]	SciClone Pharmaceuticals, Inc.	23,591
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
6,700	[2,3]	Scios, Inc.	$207,231
700	[2]	Seattle Genetics, Inc.	3,850
2,200	[2]	Select Medical Corp.	33,110
5,000	[2]	Sequenom, Inc.	29,450
3,300	[2,3]	Serologicals Corp.	67,683
4,400	[2]	Sierra Health Services, Inc.	85,800
3,500	[2]	Sola International, Inc.	50,225
1,687	[2]	SonoSight, Inc.	31,294
1,700	[2,3]	Specialty Labratories, Inc.	15,130
9,426	[2]	Steris Corp.	208,786
16,460	[2,3]	Stewart Enterprises, Inc., Class A	98,925
2,288	[2,3]	Sunrise Assisted Living, Inc.	61,799
3,526	[2]	SuperGen, Inc.	19,146
2,232	[2,3]	SurModics, Inc.	90,775
6,000	[2]	Sybron Dental Specialties, Inc.	118,200
3,100	[2,3]	Syncor International Corp.	96,906
2,900	[2,3]	Tanox, Inc.	34,681
3,834	[2]	Targeted Genetics Corp.	6,595
6,200	[2,3]	Techne Corp.	165,478
4,000	[2,3]	Telik, Inc.	41,600
6,984	[2]	Texas Biotechnology Corp.	36,666
3,193	[2]	Theragenics Corp.	28,673
2,900	[2]	Third Wave Technologies, Inc.	9,135
4,830	[2,3]	Thoratec Laboratories Corp.	39,654
2,987	[2]	Titan Pharmaceuticals, Inc.	18,669
2,000	[2]	Transgenomic, Inc.	12,098
4,303	[2]	Transkaryotic Therapies, Inc.	171,518
4,900	[2]	TriPath Imaging, Inc.	20,433
5,215	[2,3]	Triangle Pharmaceuticals, Inc.	25,554
2,690	[2]	Trimeris, Inc.	128,986
3,745	[2,3]	Tularik, Inc.	43,068
1,450	[2,3]	U.S. Physical Therapy, Inc.	25,825
15,354	[2]	U.S. Oncology, Inc.	147,398
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
2,873	[2,3]	United Therapeutics Corp.	$34,447
2,300	[2,3]	Urologix, Inc.	31,717
500	[2]	V.I. Technologies, Inc.	2,650
6,843	[2]	VISX, Inc.	112,020
3,065	[2]	Valentis, Inc.	7,050
5,928	[2]	Vasomedical, Inc.	15,591
1,558	[2,3]	VaxGen, Inc.	14,209
2,374	[2]	Ventana Medical Systems	53,937
3,980	[2]	Ventiv Health, Inc.	6,846
2,700	[2]	Versicor, Inc.	33,831
3,487	[2,3]	Vical, Inc.	32,743
2,700	[2]	Vion Pharmaceuticals, Inc.	5,589
4,800	[2]	ViroPharma, Inc.	16,800
1,101		Vital Signs, Inc.	42,389
992		West Pharmaceutical Services, Inc.	27,776
1,500	[2,3]	Wilson Greatbatch Technologies, Inc.	39,375
1,094	[2,3]	Zoll Medical Corp.	41,594
1,800	[2,3]	aaiPharma, Inc.	50,274

		TOTAL	13,785,332

		Industrials--14.9%
1,700	[2]	3D Systems Corp.	23,137
4,567	[3]	AAR Corp.	58,184
3,252		ABM Industries, Inc.	124,552
9,773	[2]	AGCO Corp.	222,043
2,120	[2]	AMERCO	37,140
5,145		AMETEK, Inc.	199,266
6,200	[2]	Active Power, Inc.	26,040
5,577	[3]	Acuity Brands, Inc.	103,453
3,026	[2,3]	Administaff, Inc.	69,447
2,769	[2,3]	Advanced Energy Industries, Inc.	96,361
8,494	[2,3]	Aeroflex, Inc.	118,746
9,094	[2]	AirTran Holdings, Inc.	50,835
6,666	[3]	Airborne, Inc.	138,253
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
3,551	[2,3]	Alaska Air Group, Inc.	$108,767
2,656		Albany International Corp., Class A	66,878
6,859		Alexander and Baldwin, Inc.	186,359
3,112	[2]	Alliant Techsystems, Inc.	335,162
2,600	[2,3]	Ambassadors International, Inc.	23,348
6,653	[2,3]	America West Holdings Corp., Class B	25,880
4,021	[2,3]	American Superconductor Corp.	31,042
1,000		American Woodmark Corp.	67,500
300	[2]	Amtran, Inc.	3,783
5,200		Apogee Enterprises, Inc.	71,500
4,000		Arbitron, Inc.	137,480
3,684	[2]	Arkansas Best Corp.	88,969
2,820	[2,3]	Armor Holdings, Inc.	71,487
3,995	[2,3]	Armstrong World Industries, Inc.	13,943
5,538	[2]	Artesyn Technologies, Inc.	43,030
3,061	[2]	Astec Industries, Inc.	57,088
1,600	[2,3]	AstroPower, Inc.	59,552
6,238	[2,3]	Atlantic Coast Airlines Holdings, Inc.	136,300
2,870	[2,3]	Atlas Air, Inc.	35,789
783	[2]	Aura Systems, Inc., Warrants	0
4,100		Aviall, Inc.	36,285
4,700	[2,3]	BE Aerospace, Inc.	61,100
2,800		BMC Industries, Inc.	4,368
3,776		Baldor Electric Co.	89,491
3,900		Banta Corp.	146,640
1,778		Barnes Group, Inc.	45,730
3,208	[2]	Beacon Power Corp.	1,251
3,813		Belden, Inc.	91,283
4,155		Bowne & Co., Inc.	66,064
2,987		Brady (W.H.) Co.	109,025
2,923	[3]	Briggs & Stratton Corp.	123,204
1,873	[2]	Bright Horizons Family Solutions, Inc.	56,134
500		Butler Manufacturing Co.	13,910
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
3,329		C&D Technologies, Inc.	$76,567
1,020	[2]	CCC Information Service Group, Inc.	11,475
1,251	[2]	CDI Corp.	36,567
900		CIRCOR International, Inc.	19,125
2,909		CLARCOR, Inc.	93,961
667		CPI Corp.	12,673
6,108	[2]	Career Education Corp.	274,555
3,609	[2]	Casella Waste Systems, Inc.	44,571
3,500	[2]	Catalytica Energy Systems, Inc.	11,441
2,865		Central Parking Corp.	75,407
9,859	[2]	Century Business Services, Inc.	38,450
1,063		Chemed Corp.	40,819
4,680	[2]	Choice Hotels International, Inc.	122,476
2,245	[2]	CoStar Group, Inc.	53,453
3,525	[2]	Coinstar, Inc.	113,611
385		CompX International, Inc.	5,371
1,700	[2]	Consolidated Freightways Corp.	5,540
1,000	[2]	Consolidated Graphics, Inc.	21,350
1,508	[2]	CoorsTek, Inc.	59,249
892	[2,3]	Corinthian Colleges, Inc.	52,530
5,220	[2]	Corporate Executive Board Co.	198,360
700	[2]	Covenant Transport, Inc., Class A	11,263
1,000		Cubic Corp.	72,000
2,548	[2]	Cuno, Inc.	89,792
1,366	[3]	Curtiss Wright Corp.	104,144
2,200	[2]	DRS Technologies, Inc.	101,750
3,400	[2]	Daisytek International Corp.	54,162
4,606	[2,3]	DiamondCluster International, Inc., Class A	58,036
3,401	[2]	Dionex Corp.	83,767
3,900	[2]	Dollar Thrifty Automotive Group, Inc.	91,650
6,330		Donaldson Company, Inc.	273,139
6,700	[2,3]	Dycom Industries, Inc.	101,371
1,700	[3]	EDO Corp.	52,615
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
4,642	[2]	EGL, Inc.	$79,610
1,883	[2]	ESCO Technologies, Inc.	75,791
4,900	[2]	EXE Technologies, Inc.	9,065
3,150	[2,3]	Edison Schools, Inc.	16,159
3,837	[2]	Education Management Corp.	165,451
3,467		Elcor Corp.	93,540
1,479	[2]	Electro Rent Corp.	19,922
3,839	[2]	Electro Scientific Industries, Inc.	115,400
1,378	[2]	Emcor Group, Inc.	83,851
6,393	[2]	Encompass Services Corp.	11,380
1,300	[2]	Encore Wire Corp.	21,346
2,575	[2]	Energy Conversion Devices, Inc.	60,847
1,200		Engineered Support Systems, Inc.	59,280
3,451	[2]	Esterline Technologies Corp.	80,236
1,900	[2,3]	FTI Consulting, Inc.	68,058
3,215	[3]	FactSet Research Systems	111,978
1,300		Fairchild Corp., Class A	5,538
3,050	[2]	First Consulting Group, Inc.	27,450
3,000	[3]	Florida East Coast Industries, Inc.	83,700
1,300	[2]	Flow International Corp.	13,780
6,463	[2,3]	Flowserve Corp.	222,973
1,901	[2,3]	Forward Air Corp.	51,650
4,961	[2]	Frontier Airlines, Inc.	76,647
4,440	[2,3]	Fuelcell Energy, Inc.	75,924
3,455		G & K Services, Inc., Class A	142,519
1,745	[2]	Gardner Denver, Inc.	48,685
5,590	[3]	GenCorp, Inc.	87,763
4,167		General Cable Corp.	47,837
2,254	[2]	Genlyte Group, Inc.	98,793
4,956		Global Payments, Inc.	190,410
800		Gorman Rupp Co.	21,440
5,248		Graco, Inc.	234,900
5,366		Granite Construction, Inc.	124,008
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
4,629	[2]	Griffon Corp.	$88,877
2,600	[2,3]	H Power Corp.	5,382
4,891		Harland (John H.) Co.	147,219
6,503		Harsco Corp.	276,377
4,400	[2]	Headwaters, Inc.	78,320
4,100	[2]	Heartland Express, Inc.	80,319
1,158		Heico Corp.	19,512
95		Heico Corp., Class A	1,368
3,222	[2]	Heidrick & Struggles International, Inc.	66,631
2,369		Hexcel Corp.	10,850
2,049	[2,3]	Hunt (J.B.) Transportation Services, Inc.	53,663
800	[2]	ICT Group, Inc.	19,960
5,125	[3]	IDEX Corp.	184,295
1,074	[2]	II-VI, Inc.	16,089
3,250		ITT Educational Services, Inc.	164,612
4,324	[2]	InfoUSA, Inc.	31,998
3,000	[2]	Information Resources, Inc.	30,750
1,900	[2,3]	Innovative Solutions and Support, Inc.	17,100
4,092	[2,3]	Insituform Technologies, Inc., Class A	101,686
2,606	[2]	Insurance Automotive Auctions, Inc.	50,661
3,003	[2]	Integrated Electrical Services	15,766
2,372	[2,3]	InterCept, Inc.	72,061
1,408		Interpool, Inc.	29,850
2,743	[2,3]	Ionics, Inc.	82,290
7,163	[3]	JLG Industries, Inc.	117,903
2,616	[2]	KForcecom, Inc.	13,551
2,128	[2]	Kadant, Inc.	33,835
2,441		Kaman Corp., Class A	43,816
9,200		Kansas City Southern Industries, Inc.	147,200
4,368		Kaydon Corp.	124,444
3,020		Kelly Services, Inc., Class A	87,517
5,095		Kennametal, Inc.	202,068
2,335	[2,3]	Kirby Corp.	65,497
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
3,199	[2]	Knight Transportation, Inc.	$64,652
6,308	[2,3]	Korn/Ferry International	66,234
2,800	[2]	Kroll, Inc.	51,912
7,370	[2]	Labor Ready, Inc.	66,330
900	[2]	Ladish Co., Inc.	9,314
900	[3]	Landauer, Inc.	36,900
1,356	[2,3]	Landstar System, Inc.	132,752
525		Lawson Products, Inc.	16,826
2,126	[2,3]	Learning Tree International, Inc.	51,449
7,360		Lennox International, Inc.	110,400
4,321	[2]	Lightbridge, Inc.	51,031
5,320		Lincoln Electric Holdings, Inc.	151,088
972		Lindsay Manufacturing Co.	23,814
2,964	[2]	Littlelfuse, Inc.	79,761
1,500	[2]	Lydall, Inc.	21,765
200	[2]	Lynch Interactive Corp.	9,800
3,662	[2,3]	MCSI, Inc.	53,026
2,450	[2]	MOOG, Inc., Class A	83,790
14,058	[2]	MPS Group, Inc.	126,522
6,300		MSC Industrial Direct Co.	133,875
2,026	[2]	Magnetek, Inc.	24,312
2,928	[2]	Mail-Well, Inc.	18,329
4,052	[3]	Manitowoc, Inc.	177,072
1,600	[2,3]	Manufacturers' Services Ltd.	8,592
4,400	[2,3]	Mastec, Inc.	34,232
856		McGrath Rentcorp.	22,727
900	[2]	Medis Technologies Ltd.	6,003
1,785	[2,3]	Medquist, Inc.	51,551
1,728	[2]	MemberWorks, Inc.	30,067
2,547	[2]	Mercury Computer Systems, Inc.	73,736
5,322	[2]	Mesa Air Group, Inc.	52,688
1,071	[2]	Mesaba Holdings, Inc.	9,392
2,414	[2]	Microvision, Inc.	26,675
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
1,235	[2]	Midwest Express Holdings, Inc.	$24,700
3,306		Milacron, Inc.	43,805
3,600	[2,3]	Millennium Cell, Inc.	13,788
2,376	[2,3]	Mobile Mini, Inc.	78,337
4,181	[2]	Mueller Industries, Inc.	142,530
714		NACCO Industries, Inc., Class A	52,550
2,927	[2]	NCI Building System, Inc.	69,019
2,427	[2,3]	NCO Group, Inc.	67,568
4,521	[3]	NDCHealth Corp.	145,441
1,200	[2,3]	Nanophase Technologies Corp.	6,468
748	[2]	National Processing, Inc.	22,328
2,594	[3]	National Service Industries, Inc.	26,459
4,739	[2,3]	Navigant Consulting, Inc.	30,709
2,700	[2]	Navigant International, Inc.	46,413
1,191		New England Business Service, Inc.	33,348
3,986		Nordson Corp.	123,486
1,609	[2,3]	Nortek, Inc.	71,182
3,764	[2,3]	On Assignment, Inc.	76,522
6,062	[2,3]	Orbital Sciences Corp.	40,434
2,779		OshKosh Truck Corp., Class B	158,181
1,100	[2]	Osmonics, Inc.	15,400
4,206		Overseas Shipholding Group, Inc.	96,065
5,737	[2,3]	PRG-Schultz International, Inc.	78,712
5,852	[2]	Paxar Corp.	97,728
1,400	[2]	Peco II, Inc.	6,888
4,223	[2,3]	Pegasus Systems, Inc.	81,800
4,000	[2,3]	Pemstar, Inc.	28,800
1,270		Penn Engineering & Manufacturing Corp.	24,765
5,343	[2]	Per-Se Technologies, Inc.	67,108
1,200	[2]	Perini Corp.	6,240
7,829		Pittston Brink's Group	215,454
1,821	[2,3]	Prepaid Legal Services, Inc.	53,282
3,190	[2]	ProBusiness Services, Inc.	62,588
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
4,700	[2,3]	Proton Energy Systems, Inc.	$23,782
1,600		Quixote Corp.	31,120
4,500	[2]	RailAmerica, Inc.	41,355
3,819	[2,3]	Rayovac Corp.	60,760
2,998		Regal Beloit Corp.	78,398
3,386		Reliance Steel & Aluminum Co.	109,199
900	[2,3]	Resources Connection, Inc.	23,886
1,849	[2,3]	Right Management Consultants, Inc.	49,368
2,184	[3]	Roadway Express, Inc.	66,612
747		Robbins & Myers, Inc.	21,850
1,518		Rollins, Inc.	30,664
7,462		Ryder Systems, Inc.	211,622
2,546	[2]	SLI, Inc.	1,298
2,474	[2,3]	SOURCECORP, Inc.	74,220
1,707	[2]	SPS Technologies, Inc.	66,778
900		Schawk, Inc.	9,450
374		Sequa Corp., Class A	22,160
877	[2]	Simpson Manufacturing Co., Inc.	57,619
1,004	[3]	Smith (A.O.) Corp.	31,224
3,841	[2,3]	Sothebys Holdings, Inc., Class A	56,616
9,065	[2,3]	Spherion Corp.	115,307
1,430		Standard Register	45,760
1,077		Standex International Corp.	27,916
2,203	[2,3]	Stericycle, Inc.	148,769
4,565		Stewart & Stevenson Services, Inc.	86,233
692	[3]	Strayer Education, Inc.	39,174
2,100	[2,3]	Surebeam Corp.	12,138
8,110	[2,3]	Swift Transportation Co.	157,740
4,160	[2]	Sylvan Learning Systems, Inc.	114,816
1,500	[2]	TRC Cos., Inc.	34,200
2,626		Tecumseh Products Co., Class A	136,447
6,200	[2,3]	TeleTech Holdings, Inc.	75,950
961		Tennant Co.	42,284
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
5,462	[3]	Terex Corp.	$136,823
7,887	[2,3]	Tetra Tech, Inc.	112,469
9,500	[2]	Thomas & Betts Corp.	223,250
1,776		Thomas Industries, Inc.	51,504
8,130	[3]	Timken Co.	216,665
1,721		Tredegar Industries, Inc.	39,497
1,329	[2,3]	Trex Co. Inc.	37,478
7,636	[3]	Trinity Industries, Inc.	179,446
2,310	[2,3]	Triumph Group, Inc.	106,376
8,478	[2]	U.S. Industries, Inc.	30,521
5,100	[2,3]	U.S.G. Corp.	35,955
5,583	[2]	UNOVA, Inc.	45,222
2,528		URS Corp.	77,862
3,633	[3]	USFreightways Corp.	121,524
800		Unifirst Corp.	21,728
2,500		United Industrial Corp.	63,250
5,193		United Stationers, Inc.	202,579
2,138	[3]	Universal Forest Products, Inc.	53,450
6,464	[2]	Valence Technology, Inc.	14,932
1,464		Valmont Industries, Inc.	30,290
3,666	[2]	Vicor Corp.	50,811
774	[2]	Volt Information Science, Inc.	17,570
2,572	[2]	Wabash National Corp.	25,180
1,667	[2,3]	Wackenhut Corp., Class A	54,994
800	[2]	Wackenhut Corrections Corp.	12,120
5,369		Wallace Computer Services, Inc.	116,776
4,091	[2,3]	Waste Connections, Inc.	144,412
3,348		Watsco, Inc.	60,565
1,800	[2]	Watson Wyatt & Co. Holdings	47,250
5,641		Werner Enterprises, Inc.	100,128
893	[2]	Wolverine Tube, Inc.	8,216
1,598		Woodward Governor Co.	109,990
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
4,403	[2]	Yellow Corp.	$118,749
5,422		York International Corp.	197,415
6,400	[2,3]	eFunds Corp.	101,760

		TOTAL	20,300,624

		Information Technology--15.2%
7,424	[2,3]	3DO Co.	5,270
4,570	[2,3]	ATMI, Inc.	139,385
3,863	[2]	AXT, Inc.	44,811
11,100	[2]	Acclaim Entertainment, Inc.	59,496
3,951	[2]	Actel Corp.	96,009
5,100	[2,3]	Activision, Inc.	160,548
7,062	[2,3]	Actuate Software Corp.	39,900
15,400	[2]	Adaptec, Inc.	226,380
910	[2]	Ade Corp.	11,920
3,700	[2]	Adtran, Inc.	91,982
8,494	[2,3]	Advanced Digital Information Corp.	76,446
3,900	[2]	Agile Software Corp.	35,724
9,600	[2]	Akamai Technologies, Inc.	21,984
5,558	[2,3]	Allen Telecom, Inc.	36,627
1,500	[2]	Alliance Fiber Optic Products, Inc.	1,440
4,888	[2]	Alliance Semiconductor Corp.	52,106
2,200	[2,3]	Alloy Online, Inc.	27,830
3,521	[2,3]	Allscripts Healthcare Solutions, Inc.	21,302
6,200	[3]	Alpha Industries, Inc.	75,950
2,300	[2,3]	America Online Latin America, Inc., Class A	3,289
6,900	[2,3]	American Management System, Inc.	157,872
4,933	[2,3]	Anadigics, Inc.	50,021
1,295	[3]	Analogic Corp.	64,569
3,780	[2,3]	Anaren Microwave, Inc.	47,741
13,100	[2]	Andrew Corp.	217,329
3,630	[2,3]	Anixter International, Inc.	105,088
1,300	[2]	Ansoft Corp.	14,703
6,960	[2]	AnswerThink Consulting Group, Inc.	44,892
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,600	[2]	Ansys, Inc.	$66,300
900	[2]	Applied Innovation, Inc.	4,266
1,772	[2,3]	AremisSoft Corp.	709
6,900	[2,3]	Arris Group, Inc.	59,892
10,700	[2,3]	Art Technology Group, Inc.	17,655
2,400	[2,3]	Artisan Components, Inc.	35,376
37,000	[2]	Ascential Software Corp.	127,280
4,400	[2,3]	Asiainfo Holdings, Inc.	44,792
8,800	[2]	Aspect Communications Corp.	42,152
4,879	[2,3]	Aspen Technology, Inc.	66,110
4,848	[2,3]	Asyst Technologies, Inc.	79,507
1,798	[2]	Audiovox Corp., Class A	13,431
1,400	[2]	August Technology Corp.	20,300
4,700	[2,3]	Auspex Systems, Inc.	4,700
3,600	[2]	Avanex Corp.	11,340
5,412	[2]	Avant! Corp.	90,110
10,600	[2,3]	Avici Systems, Inc.	20,246
3,897	[2]	Avid Technology, Inc.	40,100
7,294	[2,3]	Avocent Corp.	182,350
3,986	[2]	Aware, Inc.	19,930
2,099	[2,3]	BARRA, Inc.	103,670
2,000		BEI Technologies, Inc.	39,220
1,478	[2]	BSQUAR Corp.	5,038
900		Bel Fuse, Inc.	24,156
3,000	[2]	Bell Microproducts, Inc.	35,400
2,652	[2,3]	Benchmark Electronics, Inc.	80,621
2,722	[2,3]	Black Box Corp.	127,362
6,800	[2]	Blue Martini Software, Inc.	7,480
7,120	[2,3]	Borland Software Corp.	77,608
923	[2]	Braun Consulting, Inc.	3,997
1,897	[2]	Brio Technology, Inc.	4,077
2,784	[2,3]	Brooks Automation, Inc.	99,250
5,824	[2,3]	C-COR Electronics, Inc.	63,715
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
3,108	[2]	CACI International, Inc., Class A	$93,781
4,450	[3]	CTS Corp.	76,318
6,619	[2]	Cable Design Technologies, Class A	83,201
5,100	[2]	CacheFlow, Inc.	3,111
2,098	[2,3]	Caminus Corp.	39,170
3,428	[2,3]	Carreker-Antinori, Inc.	34,246
1,115	[2]	Carrier Access Corp.	3,378
1,000	[2]	Catapult Communications Corp.	25,060
2,591	[2,3]	Celeritek, Inc.	26,687
3,267	[2,3]	Centillium Communications, Inc.	37,963
5,200	[2,3]	Centra Software, Inc.	16,120
3,932	[2,3]	Checkpoint Systems, Inc.	67,827
5,800	[2]	ChipPAC, Inc.	53,070
5,307	[2]	Chordiant Software, Inc.	23,828
6,480	[2]	Ciber, Inc.	45,360
3,833	[2]	Clarent Corp.	1,073
1,800	[2]	Click Commerce, Inc.	1,548
5,300	[2,3]	Cognex Corp.	130,645
875	[2,3]	Cognizant Technology Solutions Corp.	41,125
4,644	[2]	Coherent, Inc.	142,106
3,621	[3]	Cohu, Inc.	101,424
7,200	[2]	CommScope, Inc.	114,336
37,500	[2]	Commerce One, Inc.	41,625
5,283	[2,3]	Computer Network Technology, Corp.	50,400
8,242	[2,3]	Concurrent Computer Corp.	56,458
2,145	[2]	Convera Corp.	8,406
5,500	[2]	Copper Mountain Networks, Inc.	4,125
4,454	[2]	Corillian Corp.	12,961
9,000	[2]	Cosine Communications, Inc.	6,210
3,567	[2]	Covansys Corp.	28,536
8,440	[2,3]	Credence Systems Corp.	170,826
3,654	[2]	Crossroads Systems, Inc.	11,360
4,464	[2,3]	Cymer, Inc.	211,013
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
14,200	[2]	DMC Stratex Networks, Inc.	$59,640
4,118	[2]	DSP Group, Inc.	87,384
1,400	[2]	Daktronics, Inc.	13,776
3,046	[2]	Datastream Systems, Inc.	24,338
5,283	[2,3]	Dendrite International, Inc.	70,000
4,400	[2]	Digex, Inc.	3,652
1,983	[2]	Digimarc Corp.	29,686
3,890	[2,3]	Digital Insight Corp.	73,949
3,180	[2,3]	Digital Lightwave, Inc.	13,197
5,010	[2]	DigitalThink, Inc.	5,110
867	[2]	Digitas, Inc.	4,266
4,400	[2]	Ditech Communications Corp.	13,416
10,000	[2,3]	Divine, Inc., Class A	2,800
7,000	[2,3]	Docent, Inc.	15,400
5,418	[2,3]	Documentum, Inc.	105,218
560	[2,3]	Dupont Photomasks, Inc.	21,829
500	[2,3]	Duraswitch Industries, Inc.	3,250
8,300	[2]	E.piphany, Inc.	49,966
4,190	[2,3]	EMCORE Corp.	37,082
2,100	[2]	EPIQ Systems, Inc.	35,805
4,284	[2,3]	ESS Technology, Inc.	68,415
3,100	[2,3]	Echelon Corp.	48,980
6,094	[2]	Eclipsys Corp.	97,571
3,261	[2,3]	Elantec Semiconductor, Inc.	134,810
3,766	[2]	Electroglas, Inc.	63,306
7,600	[2]	Electronics for Imaging, Inc.	136,116
1,889	[2]	Embarcadero Technologies, Inc.	20,779
6,700	[2]	Entegris, Inc.	105,525
6,300	[2]	Entrust Technologies, Inc.	26,397
5,244	[2]	Exar Corp.	104,565
850	[2]	Excel Technology, Inc.	21,837
1,491	[2]	Extensity, Inc.	2,207
2,496	[2,3]	F5 Networks, Inc.	32,498
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,031	[2,3]	FEI Co.	$53,679
1,600	[2,3]	FLIR Systems, Inc.	63,803
4,890	[2,3]	FSI International, Inc.	58,338
2,524	[3]	Fair Isaac & Co., Inc.	140,688
5,773	[2,3]	FalconStor Software, Inc.	35,793
3,300	[2]	FiberCore, Inc.	1,485
4,737	[2,3]	Filenet Corp.	81,713
8,617	[3]	Fisher Scientific International, Inc.	245,412
2,441	[2,3]	Forrester Research, Inc.	44,548
1,020		Franklin Electronics, Inc.	51,612
4,300	[2,3]	FreeMarkets, Inc.	76,368
10,821	[2]	Gartner Group, Inc., Class A	126,606
15,100	[2]	Genuity, Inc., Class A	10,570
1,864	[2]	Gerber Scientific, Inc.	8,388
1,600	[2,3]	Global Imaging Systems, Inc.	30,526
266	[2]	Globalscape, Inc.	59
15,336	[2,3]	GlobespanVirata, Inc.	90,482
4,875	[2,3]	HNC Software	93,210
2,400	[2,3]	Handspring, Inc.	6,240
7,800	[2,3]	Harmonic Lightwaves, Inc.	62,790
4,351		Helix Technology Corp.	117,738
2,050	[2]	Hi/fn, Inc.	21,730
4,260	[2,3]	Hutchinson Technology, Inc.	76,297
5,392	[2]	Hyperion Solutions Corp.	126,173
7,000	[2,3]	I-Many, Inc.	39,200
3,051	[2,3]	IDX Systems Corp.	52,691
2,144	[2,3]	IXYS Corp.	18,095
5,064	[2,3]	Identix, Inc.	38,233
22,514	[3]	Ikon Office Solutions, Inc.	292,682
5,403	[2]	Imation Corp.	162,576
5,897	[2,3]	InFocus Corp.	76,307
3,197	[2]	Indus International, Inc.	12,756
1,000	[2]	Inet Technologies, Inc.	8,410
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
30,700	[2]	InfoSpace.com, Inc.	$35,919
1,540	[2,3]	Infogrames, Inc.	10,010
17,100	[2]	Inktomi Corp.	39,672
1,000	[2,3]	Integral Systems, Inc.	22,520
3,709	[2,3]	Integrated Circuit System, Inc.	73,809
4,765	[2]	Integrated Silicon Solution, Inc.	63,851
8,046	[2]	Intelidata Technologies Corp.	14,885
3,280	[3]	Inter-Tel, Inc.	67,273
610	[2]	Interactive Intelligence, Inc.	2,440
9,145	[2]	Interdigital Communications Corp.	103,796
8,387	[2]	Intergraph Corp.	142,579
10,837	[2]	Interland, Inc.	27,309
2,328	[2,3]	Intermagnetics General Corp.	58,503
15,500	[2,3]	Internap Network Services Corp.	8,990
19,500	[2]	Internet Capital Group, Inc.	8,970
7,806	[2]	Intertrust Technologies Corp.	10,616
5,354	[2]	Intervoice, Inc.	23,558
7,412	[2]	Iomega Corp.	93,391
2,500	[2,3]	Itron, Inc.	89,125
6,100	[2,3]	Ixia	52,460
15,070	[2]	J.D. Edwards & Co.	167,277
2,993	[2]	JDA Software Group, Inc.	90,508
4,678	[2,3]	JNI Corp.	29,471
2,813	[2,3]	Kana Software, Inc.	28,946
7,400	[3]	Keane, Inc.	115,736
556		Keithley Instruments, Inc.	10,675
4,018	[2]	Keynote Systems, Inc.	36,684
9,400	[2,3]	Kopin Corp.	74,636
2,677	[2]	Kronos, Inc.	108,820
6,894	[2]	Kulicke & Soffa Industries, Inc.	125,057
2,800		LSI Industries, Inc.	55,636
7,031	[2,3]	LTX Corp.	149,128
6,000	[2,3]	Lantronix, Inc.	14,400
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,400	[2]	LeCroy Corp.	$22,386
12,858	[2,3]	Legato Systems, Inc.	88,720
3,400	[2]	Lexar Media, Inc.	10,880
17,100	[2,3]	Liberate Technologies, Inc.	87,039
2,028	[2]	Lightpath Technologies, Inc.	3,448
4,800	[2,3]	Loudcloud, Inc.	8,880
5,568	[2]	MEMC Electronic Materials	45,101
2,963	[2]	MICROS Systems Corp.	82,964
6,759	[2,3]	MIPS Technologies, Inc.	41,230
3,407	[2]	MKS Instruments, Inc.	115,463
2,958	[2]	MRO Software, Inc.	42,773
16,490	[2]	MRV Communications, Inc.	33,640
3,800		MSC Software Corp.	46,626
2,100		MTS Systems Corp.	22,050
8,500	[2]	Macromedia, Inc.	190,315
912	[2]	Management Network Group, Inc.	4,451
2,012	[2,3]	Manhattan Associates, Inc.	63,539
2,605	[2]	Mapinfo Corp.	28,733
5,318	[2]	MatrixOne, Inc.	36,694
5,571	[2,3]	Mattson Technology, Inc.	47,799
1,900		Maxwell Technologies, Inc.	17,898
1,182	[2]	McAfee.com, Corp.	15,780
1,700	[2]	Measurement Specialties, Inc.	11,815
2,000	[2]	Mechanical Technology, Inc.	5,740
2,600	[2]	Merix Corp.	43,472
2,910	[2]	Metasolv, Inc.	17,169
3,996	[2]	Metawave Communications Corp.	1,558
5,986		Methode Electronics, Inc., Class A	68,659
1,100	[2]	Micro General Corp.	18,072
6,399	[2,3]	MicroStrategy, Inc.	11,070
3,804	[3]	Microsemi Corp.	50,403
4,000	[2,3]	Microtune, Inc.	44,600
1,200	[2]	Moldflow Corp.	12,684
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
3,982	[2]	Multex.com, Inc.	$17,680
6,646	[2,3]	NMS Communications Corp.	21,998
4,300	[2,3]	NYFIX, Inc.	43,301
1,623	[2]	Nanometrics, Inc.	30,723
3,194	[2]	Net2Phone, Inc.	16,261
5,800	[2,3]	NetIQ Corp.	130,094
1,568	[2]	NetRatings, Inc.	21,670
3,123	[2]	NetScout Systems, Inc.	28,451
4,319	[2,3]	Netegrity, Inc.	33,040
3,843	[2]	Netro Corp.	10,722
9,500	[2]	New Focus, Inc.	28,025
700	[2]	New Horizons Worldwide, Inc.	7,175
4,900	[2,3]	Newport Corp.	100,499
3,800	[2]	Next Level Communications, Inc.	3,724
1,445	[2]	Novadigm, Inc.	9,754
2,800	[2,3]	Novatel Wireless, Inc.	1,596
56,130	[2]	Novell, Inc.	207,681
2,600	[2]	Nu Horizons Electronics Corp.	24,180
4,018	[2]	Nuance Communications, Inc.	22,501
2,337	[2,3]	Numerical Technologies, Inc.	30,474
4,500	[2,3]	ON Semiconductor Corp.	16,380
6,833	[2]	ONYX Software Corp.	24,667
800	[2,3]	OPNET Technologies, Inc.	6,280
3,285	[2,3]	OTG Software, Inc.	23,816
6,610	[2,3]	Oak Technology, Inc.	94,060
17,200	[2]	Oplink Communications, Inc.	22,016
230	[2]	Optical Cable Corp.	175
2,000	[2]	Optical Communication Products, Inc.	4,560
2,744	[2,3]	Overture Services, Inc.	93,817
3,181	[2,3]	PC-Tel, Inc.	26,084
2,865	[2,3]	PLATO Learning, Inc.	38,448
3,558	[2]	PLX Technology, Inc.	26,472
3,113	[2,3]	PRI Automation, Inc.	57,871
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,461	[2]	Packeteer, Inc.	$17,227
2,092		Park Electrochemical Corp.	63,283
180	[2]	Pec Solutions, Inc.	4,230
1,000	[2]	Performance Technologies, Inc.	6,650
3,784	[2]	Pericom Semiconductor Corp.	53,998
9,385	[2,3]	Perot Systems Corp.	167,053
3,978	[2]	Phoenix Technology Ltd.	54,698
2,399	[2,3]	Photon Dynamics, Inc.	116,208
3,624	[2,3]	Photronics, Inc.	119,411
9,514	[2,3]	Pinnacle Systems, Inc.	88,480
4,879	[3]	Pioneer Standard Electronics, Inc.	71,331
2,741	[2]	Pixelworks, Inc.	27,328
2,100	[2]	Planar Systems, Inc.	52,269
4,474	[2,3]	Plantronics, Inc.	94,222
5,858	[2,3]	Plexus Corp.	146,391
15,400	[2]	Portal Software, Inc.	22,792
1,500	[2]	Powell Industries, Inc.	35,250
3,392	[2,3]	Power Integrations, Inc.	71,741
8,600	[2,3]	Powerwave Technologies, Inc.	102,684
3,542	[2]	Presstek, Inc.	26,565
2,216	[2]	ProQuest Co.	90,191
5,200	[2]	ProcureNet, Inc.	0
4,714	[2]	Progress Software Corp.	79,431
20,777	[2]	Proxim, Inc.	63,370
6,564	[2]	Puma Technology, Inc.	6,564
2,316	[2]	QRS Corp.	25,939
7,871	[2,3]	REMEC, Inc.	62,968
1,800		ROHN Industries, Inc.	2,266
2,749	[2,3]	RadiSys Corp.	40,328
2,652	[2]	Radiant Systems, Inc.	29,199
4,262	[2]	Rainbow Technologies, Inc.	36,099
11,500	[2,3]	Rambus, Inc.	76,820
17,400	[2]	Read-Rite Corp.	61,770
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,900	[2]	Red Hat, Inc.	$13,311
3,968	[2]	Register.Com, Inc.	33,411
1,379	[2,3]	Renaissance Learning, Inc.	47,672
1,556	[2,3]	Research Frontiers, Inc.	25,347
500		Richardson Electronics Ltd.	5,875
1,916	[2]	Rogers Corp.	64,378
4,377	[3]	Roper Industries, Inc.	201,298
3,100	[2]	Roxio, Inc.	65,875
1,178	[2,3]	Rudolph Technologies, Inc.	35,929
8,700	[2]	S1 Corp.	78,039
8,665	[2]	SBA Communications, Corp.	25,033
2,796	[2]	SBS Technologies, Inc.	35,621
1,627	[2]	SCM Microsystems, Inc.	20,956
1,958	[2,3]	SERENA Software, Inc.	26,923
2,316	[2]	SPSS, Inc.	41,086
4,547	[2,3]	Saba Software, Inc.	13,323
16,300	[2]	Safeguard Scientifics, Inc.	42,706
1,325	[2]	Sanchez Computer Associates, Inc.	8,162
10,600	[2,3]	Sapient Corp.	51,728
2,321	[2,3]	Satcon Technology Corp.	4,967
1,000	[2]	ScanSource, Inc.	67,060
3,403	[2,3]	SeaChange International, Inc.	37,875
3,852	[2,3]	Secure Computing Corp.	48,420
3,789	[2]	SeeBeyond Technology Corp.	13,034
1,795	[2]	Selectica, Inc.	6,873
1,543	[2]	Semitool, Inc.	21,818
1,800	[2]	SignalSoft Corp.	2,106
28,094	[2]	Silicon Graphics, Inc.	78,663
9,206	[2]	Silicon Image, Inc.	88,838
1,200	[2,3]	Silicon Laboratories, Inc.	35,472
10,900	[2]	Silicon Storage Technology	108,128
600	[2]	Siliconix, Inc.	19,008
1,200	[2]	Simplex Solutions, Inc.	20,244
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
4,684	[2,3]	Sipex Corp.	$45,856
2,090	[2,3]	Sirenza Microdevices, Inc.	10,325
1,200	[2,3]	SkillSoft Corp.	23,051
5,074	[2,3]	Somera Communications, Inc.	36,279
5,364	[2,3]	Sonicwall, Inc.	39,801
2,676	[2,3]	Sorrento Networks Corp.	5,753
2,927	[2]	SpectraLink Corp.	30,821
11,100	[2,3]	SpectraSite Holdings, Inc.	4,440
2,200	[2,3]	Spectrian Corp.	24,068
4,600	[2]	Speechworks International, Inc.	22,540
2,622	[2]	Standard Microsystems Corp.	64,370
7,128	[2,3]	StarBase Corp.	2,424
780	[2]	StarTek, Inc.	19,391
4,040	[2]	Starmedia Network, Inc.	222
3,574	[2,3]	Stellent, Inc.	18,835
8,219	[2]	Stratos Lightwave, Inc.	22,684
1,900	[2]	Sunrise Telecom, Inc.	6,821
831	[2]	Supertex, Inc.	15,914
3,900	[2]	Support.com, Inc.	13,182
3,600	[2]	Sykes Enterprises, Inc.	37,008
4,664	[2]	Symmetricom, Inc.	29,850
1,800	[2]	Synplicity, Inc.	13,120
565	[2]	Syntel, Inc.	8,193
4,894	[2]	Systems & Computer Technology Corp.	76,102
5,633	[2,3]	THQ, Inc.	197,493
1,200	[2]	TTM Technologies	9,863
5,279	[2,3]	Take-Two Interactive Software, Inc.	132,503
2,280	[3]	Talx Corp.	37,164
4,038	[3]	Technitrol, Inc.	102,565
4,252	[2]	Teledyne Technologies, Inc.	72,284
8,300	[2,3]	Terayon Communication Systems, Inc.	19,920
2,738	[2]	Therma-Wave, Inc.	38,715
2,613	[2]	Three-Five Systems, Inc.	36,582
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
8,900	[2,3]	Titan Corp.	$203,454
1,502	[2,3]	Tollgrade Communications, Inc.	30,205
2,100	[2]	Tradestation Group, Inc.	3,003
11,500	[2]	TranSwitch Corp.	19,205
6,141	[2]	Transaction Systems Architects, Inc., Class A	71,236
3,135	[2]	TriZetto Group, Inc.	36,993
2,400	[2]	Trikon Technologies, Inc.	33,696
4,388	[2,3]	Trimble Navigation Ltd.	72,797
18,912	[2]	Triquint Semiconductor, Inc.	191,768
5,100	[2]	Turnstone Systems, Inc.	18,615
2,487	[2,3]	Ulticom, Inc.	14,300
3,343	[2]	Ultratech Stepper, Inc.	57,065
6,762	[2]	Universal Access Global Holdings, Inc.	5,815
1,490	[2,3]	Universal Display Corp.	16,137
5,600	[2]	VA Linux Systems, Inc.	7,280
4,746	[2]	Varian Semiconductor Equipment Associates, Inc.	221,733
5,060	[2]	Varian, Inc.	170,724
2,900	[2]	Vastera, Inc.	16,066
4,141	[2,3]	Veeco Instruments, Inc.	122,698
4,402	[2,3]	Verity, Inc.	58,723
7,000	[2,3]	VerticalNet, Inc.	2,870
2,874	[2,3]	ViaSat, Inc.	30,551
7,280	[2,3]	Viewpoint Corp.	43,680
1,800	[2,3]	Virage Logic Corp.	32,400
5,195	[2,3]	Visual Networks, Inc.	6,805
10,900	[2]	Vitria Technology, Inc.	24,525
1,500	[2]	WJ Communications, Inc.	4,200
4,651	[2]	Watchguard Technologies, Inc.	29,906
3,080		Watts Industries, Inc., Class A	56,087
5,205	[2,3]	Wave Systems Corp.	10,722
2,300	[2,3]	WebEx Communications, Inc.	39,629
2,188	[2]	Websense, Inc.	58,441
27,565	[2]	Western Digital Corp.	170,627
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,400	[2]	Witness Systems, Inc.	$18,886
1,080		Woodhead Industries, Inc.	20,434
1,806		X-Rite, Inc.	15,803
2,900	[2]	Xanser Corp.	9,570
4,100	[2]	Xicor, Inc.	41,000
8,847	[2,3]	Xybernaut Corp.	10,439
4,231	[2]	Zebra Technologies Corp., Class A	239,771
3,176	[3]	ZixIt Corp.	15,753
6,185	[2,3]	Zomax Optical Media, Inc.	35,564
2,439	[2,3]	Zoran Corp.	88,316
2,621	[2,3]	Zygo Corp.	44,845
900	[2]	ftd.com, Inc.	5,445
3,434	[2]	iBasis, Inc.	2,438
3,300	[2,3]	webMethods, Inc.	49,104

		TOTAL	20,695,913

		Materials--5.1%
200	[3]	AEP Industries, Inc.	6,220
2,066		AMCOL International Corp.	12,603
8,821	[2]	Airgas, Inc.	145,458
4,475	[3]	Albemarle Corp.	132,684
400		Ameron, Inc.	29,540
5,423		Aptargroup, Inc.	201,464
2,393		Arch Chemicals, Inc.	56,953
8,458		Ball Corp.	402,178
12,952	[2]	Bethlehem Steel Corp.	5,181
3,055	[2]	Brush Engineered Materials, Inc.	39,409
2,190	[2]	Buckeye Technologies, Inc.	24,068
5,351		Calgon Carbon Corp.	48,159
3,365		Cambrex Corp.	138,268
5,053		Caraustar Industries, Inc.	57,099
3,457	[3]	Carpenter Technology Corp.	91,610
700		Castle (A.M.) & Co.	8,050
698		Centex Construction Products, Inc.	30,628
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
2,470	[3]	Century Aluminium Co.	$37,445
1,115		ChemFirst, Inc.	31,164
2,929		Chesapeake Corp.	80,401
1,820	[2,3]	Cleveland Cliffs, Inc.	49,140
2,153		Commercial Metals Corp.	96,476
18,254		Crompton Corp.	219,961
17,500	[2,3]	Crown Cork & Seal Co., Inc.	197,050
5,533	[2]	Cytec Industries, Inc.	182,534
7,377	[2,3]	DDI Corp.	44,410
992		Deltic Timber Corp.	33,232
4,693	[2]	Earthshell Corp.	2,581
3,900	[2,3]	Eden Bioscience Corp.	11,310
4,701	[3]	Ferro Corp.	133,132
3,196		Florida Rock Industries, Inc.	127,776
4,736		Fuller (H.B.) Co.	147,337
3,783		Georgia Gulf Corp.	83,339
1,579		Gibraltar Steel Corp.	36,128
2,057		Glatfelter (P.H.) Co.	36,059
1,484		Greif Brothers Corp., Class A	52,712
15,600		IMC Global, Inc.	196,560
1,303		International Specialty Products, Inc.	12,053
1,835	[2]	Ivex Packaging Corp.	42,205
592		Liqui Box Corp.	39,575
7,620	[3]	Longview Fibre Co.	76,581
15,216	[2]	Louisiana-Pacific Corp.	178,027
3,472	[3]	MacDermid, Inc.	76,384
10,716		Millennium Chemicals, Inc.	146,273
3,363		Minerals Technologies, Inc.	168,150
1,722		Myers Industries, Inc.	31,168
1,022		NL Industries, Inc.	16,965
1,200		NN, Inc.	13,440
1,000	[2]	Octel Corp.	22,550
300	[2]	Oglebay Norton Co.	4,065
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
6,563		Olin Corp.	$119,512
4,268	[2]	Omnova Solutions, Inc.	39,266
2,700	[2]	Oregon Steel Mills, Inc.	19,926
21,700	[2]	Owens-Illinois, Inc.	347,634
1,561	[3]	Penn Virginia Corp.	59,786
12,942		Polyone Corp.	157,116
1,588		Pope & Talbot, Inc.	22,708
4,827	[3]	Potlatch Corp.	166,628
800		Quaker Chemical Corp.	18,400
2,458	[3]	Quanex Corp.	88,488
14,516		RPM, Inc.	246,046
3,377	[2]	RTI International Metals	44,408
4,604	[3]	Rayonier, Inc.	270,117
1,100		Roanoke Electric Corp.	16,686
2,404		Rock-Tenn Co.	36,733
2,267		Ryerson Tull, Inc.	26,637
5,159		Schulman (A.), Inc.	104,728
2,369	[2,3]	Scotts Co.	113,025
1,800	[2]	Silgan Holdings, Inc.	71,640
2,907		Southern Peru Copper Corp.	42,006
1,447	[3]	Spartech Corp.	38,693
4,456	[2,3]	Steel Dynamics, Inc.	77,757
630		Stepan, Co.	17,483
5,266	[2,3]	Stillwater Mining Co.	92,418
4,301	[2,3]	Symyx Technologies, Inc.	84,472
4,000	[2]	Terra Industries, Inc.	10,720
3,106	[3]	Texas Industries, Inc.	120,451
4,400	[2,3]	Titanium Metals Corp.	17,160
100		Tremont Corp.	2,948
1,800	[2]	U.S. Concrete, Inc.	11,824
8,518	[2,3]	UCAR International, Inc.	110,734
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
10,283		USEC, Inc.	$70,336
5,895		Wausau-Mosinee Paper Corp.	76,694
11,437		Worthington Industries, Inc.	169,268

		TOTAL	6,968,203

		Telecommunication Services--0.8%
4,500	[2]	AT&T Latin America Corp., Class A	5,850
4,300	[2,3]	Aether Systems, Inc.	14,319
2,972	[2,3]	AirGate PCS, Inc.	42,500
9,193	[2,3]	Alamosa PCS Holdings, Inc.	46,976
966	[2]	Alaska Communications Systems Holdings, Inc.	6,182
3,200	[2]	Boston Communications Group, Inc.	31,360
1,640		CT Communications, Inc.	23,682
827	[2,3]	Centennial Cellular Corp., Class A	2,398
2,684	[2,3]	Choice One Communications, Inc.	4,563
2,002	[3]	Commonwealth Telephone Enterprises, Inc.	75,776
1,600		Conestoga Enterprises, Inc.	50,912
5,700	[2]	Dobson Communications Corp., Class A	11,166
45	[2,3]	Focal Communications Corp.	255
251	[2]	Focal Communications Corp., Warrants	30
6,976	[2]	General Communications, Inc., Class A	69,620
957	[2]	Golden Telecom, Inc.	16,747
1,314		Hickory Tech Corp.	22,048
7,187	[2]	IDT Corp.	143,740
1,632	[2]	IMPSAT Fiber Networks, Inc.	211
3,700	[2,3]	ITC DeltaCom, Inc.	633
3,885	[2,3]	ITXC Corp.	20,552
2,300	[2]	Intrado, Inc.	42,757
4,112	[2,3]	Leap Wireless International, Inc.	30,511
2,000	[2]	Lexent, Inc.	6,500
3,200	[2]	Metro One Telecommunications	56,960
Shares			Value
		COMMON STOCKS--continued[1]
		Telecommunication Services--continued
31	[2]	Millicom International Cellular S.A.	$133
2,747	[2,3]	NTELOS, Inc.	7,692
803	[2,3]	Neon Communications, Inc.	265
1,629		North Pittsburgh Systems, Inc.	27,090
1,900	[2]	OmniSky Corp.	0
6,534	[2]	Price Communications Corp.	109,837
6,800	[2,3]	RCN Corp.	9,656
2,414	[2]	Rural Cellular Corp.	8,932
15,716	[2]	Terremark Worldwide, Inc.	10,373
13,300	[2,3]	Touch America Holdings, Inc.	45,087
6,000	[2]	US Unwired, Inc., Class A	38,214
10,200	[2,3]	UbiquiTel, Inc.	18,768
4,100	[2]	Wireless Facilities, Inc.	18,532

		TOTAL	1,020,827

		Utilities--3.5%
9,468	[3]	AGL Resources, Inc.	226,664
1,053		American States Water Co.	40,962
7,309		Atmos Energy Corp.	174,904
7,385	[3]	Avista Corp.	118,086
2,804	[3]	CH Energy Group, Inc.	144,098
1,427		California Water Service Group	35,532
1,152		Cascade Natural Gas Corp.	25,920
1,200		Central VT Public Service Corp.	21,600
6,880	[3]	Cleco Corp.	170,486
750		Connecticut Water Service, Inc.	21,923
9,000		DQE, Inc.	175,680
6,815		El Paso Electric Co.	106,314
1,861	[3]	Empire Distribution Electric Co.	39,993
4,768		Energen Corp.	134,219
5,881		Hawaiian Electric Industries, Inc.	277,818
1,997		Laclede Group, Inc.	48,827
Shares			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
1,642		Madison Gas & Electric Co.	$46,534
750		Middlesex Water Co.	18,563
2,835	[3]	NUI Corp.	75,978
3,421		New Jersey Resources Corp.	109,472
4,600	[2]	NewPower Holdings, Inc.	253
4,696		Northwest Natural Gas Co.	133,366
5,100	[3]	Northwestern Corp.	104,907
8,258		ONEOK, Inc.	180,520
3,071		Otter Tail Power Co.	104,414
5,123		PNM Resources, Inc.	148,567
5,760		Peoples Energy Corp.	224,640
8,344		Philadelphia Suburban Corp.	201,090
5,356		Piedmont Natural Gas, Inc.	199,511
5,879	[3]	RGS Energy Group, Inc.	233,279
194		SJW Corp.	16,393
1,807	[3]	Semco Energy, Inc.	17,618
17,666	[3]	Sierra Pacific Resources	125,252
1,182		South Jersey Industries, Inc.	41,961
4,136	[3]	Southern Union Co.	72,380
4,778	[3]	Southwest Gas Corp.	118,256
2,783	[2]	Southwestern Energy Co.	40,075
4,688	[3]	UGI Corp.	147,672
1,465	[3]	UIL Holdings Corp.	82,626
5,006		UniSource Energy Corp.	101,021
8,325	[3]	WGL Holdings, Inc.	225,608
4,922	[3]	WPS Resources Corp.	205,001

		TOTAL	4,737,983

		TOTAL COMMON STOCKS (IDENTIFIED COST $109,759,340)	127,798,888

Shares or Principal Amount			Value
		PREFERRED STOCKS--0.0%
		Healthcare--0.0%
76		Genesis Health Ventures, Inc. (identified cost $28,732)	$0

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.4%[4]
$575,000		United States Treasury Bill, 7/18/2002 (identified cost $572,938)	572,938

		MUTUAL FUND--5.0%
6,802,377		Prime Value Obligations Fund, Class IS (at net asset value)	6,802,377

		TOTAL INVESTMENTS (IDENTIFIED COST $117,163,387)[5]	$135,174,203

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $7,156,800 at April 30, 2002, which represents 5.3% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.3%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $117,163,387. The net unrealized appreciation of investments on a federal tax basis amounts to $18,010,816 which is comprised of $37,330,071 appreciation and $19,319,255 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($135,901,510) at April 30, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $117,163,387)		$135,174,203
Cash		356,094
Cash held as collateral for securities lending		42,529,298
Income receivable		65,594
Receivable for investments sold		27,710
Receivable for shares sold		187,110
Receivable for daily variation margin		142,800

TOTAL ASSETS		178,482,809

Liabilities:
Payable for shares redeemed	$7,371
Payable on collateral due to broker	42,529,298
Accrued expenses	44,630

TOTAL LIABILITIES		42,581,299

Net assets for 11,135,226 shares outstanding		$135,901,510

Net Assets Consist of:
Paid in capital		$126,561,575
Net unrealized appreciation of investments and futures contracts		18,192,382
Accumulated net realized loss on investments and futures contracts		(8,811,921)
Distributions in excess of net investment income		(40,526)

TOTAL NET ASSETS		$135,901,510

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($129,265,734 ÷ 10,586,717 shares outstanding)		$12.21

Class C Shares:
Net asset value, and offering price per share ($6,635,776 ÷ 548,509 shares outstanding)		$12.10

Redemption proceeds per share (99.00/100 of $12.10)[1]		$11.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $561)			$628,612
Interest			128,852

TOTAL INCOME			757,464

Expenses:
Management fee		$281,816
Custodian fees		33,168
Transfer and dividend disbursing agent fees and expenses		50,855
Directors'/Trustees' fees		2,402
Auditing fees		7,131
Legal fees		2,258
Portfolio accounting fees		56,316
Distribution services fee--Class C Shares		22,998
Shareholder services fee--Institutional Shares		133,242
Shareholder services fee--Class C Shares		7,666
Share registration costs		19,551
Printing and postage		27,849
Insurance premiums		681
Miscellaneous		994

TOTAL EXPENSES		646,927

Waiver and Reimbursement:
Waiver of shareholder services fee--Institutional Shares	$(69,286)
Reimbursement of management fee	(292)

TOTAL WAIVER AND REIMBURSEMENT		(69,578)

Net expenses			577,349

Net investment income			180,115

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(2,353,812)
Net realized gain on futures contracts			1,035,907
Net change in unrealized depreciation of investments and futures contracts			20,005,581

Net realized and unrealized gain on investments and futures contracts			18,687,676

Change in net assets resulting from operations			$18,867,791

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$180,115	$450,377
Net realized loss on investments and futures contracts	(1,317,905)	(6,238,860)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	20,005,581	(7,834,066)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	18,867,791	(13,622,549)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(250,296)	(589,552)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	--	(13,279,506)
Class C Shares	--	(825,830)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(250,296)	(14,694,888)

Share Transactions:
Proceeds from sale of shares	69,786,055	97,045,987
Net asset value of shares issued to shareholders in payment of distributions declared	214,886	10,934,214
Cost of shares redeemed	(40,485,264)	(99,460,245)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,515,677	8,519,956

Change in net assets	48,133,172	(19,797,481)

Net Assets:
Beginning of period	87,768,338	107,565,819

End of period (including undistributed net investment income of $29,655 at October 31, 2001)	$135,901,510	$87,768,338

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$10.25	$13.99	$13.63	$13.02	$16.68	$14.39
Income From Investment Operations:
Net investment income	0.02	0.06	0.12	0.11	0.13	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	1.97	(1.82)	1.84	1.43	(2.19)	3.51

TOTAL FROM INVESTMENT OPERATIONS	1.99	(1.76)	1.96	1.54	(2.06)	3.66

Less Distributions:
Distributions from net investment income	(0.03)	(0.08)	(0.10)	(0.11)	(0.14)	(0.14)
Distributions from net realized gain on investments and futures contracts	--	(1.90)	(1.50)	(0.82)	(1.46)	(1.23)

TOTAL DISTRIBUTIONS	(0.03)	(1.98)	(1.60)	(0.93)	(1.60)	(1.37)

Net Asset Value, End of Period	$12.21	$10.25	$13.99	$13.63	$13.02	$16.68

Total Return[1]	19.39%	(13.76)%	15.14%	12.43%	(13.46)%	27.54%

Ratios to Average Net Assets:

Expenses	0.98%[3]	1.05%	0.96%	0.93%	0.82%	0.76%

Net investment income	0.37%[3]	0.56%	0.85%	0.79%	0.80%	0.96%

Expense waiver/reimbursement[2]	0.13%[3]	0.13%	0.13%	0.13%	0.13%	0.18%

Supplemental Data:

Net assets, end of period (000 omitted)	$129,266	$82,393	$101,330	$97,235	$118,494	$150,470

Portfolio turnover	9%	56%	56%	47%	48%	52%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,			Period Ended
	4/30/2002	2001	2000	1999	10/31/1998 [1]
Net Asset Value, Beginning of Period	$10.18	$13.91	$13.59	$13.00	$16.75
Income From Investment Operations:
Net investment income (net operating loss)	(0.03)	(0.03)	(0.00)[2]	(0.00)[2]	0.00 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	1.95	(1.80)	1.82	1.42	(2.25)

TOTAL FROM INVESTMENT OPERATIONS	1.92	(1.83)	1.82	1.42	(2.25)

Less Distributions:
Distributions from net investment income	--	--	--	(0.01)	(0.04)
Distributions from net realized gain on investments and futures contracts	--	(1.90)	(1.50)	(0.82)	(1.46)

TOTAL DISTRIBUTIONS	--	(1.90)	(1.50)	(0.83)	(1.50)

Net Asset Value, End of Period	$12.10	$10.18	$13.91	$13.59	$13.00

Total Return[3]	18.86%	(14.39)%	14.09%	11.44%	(14.47)%

Ratios to Average Net Assets:

Expenses	1.86%[4]	1.93%	1.84%	1.81%	1.72%[4]

Net investment income (net operating loss)	(0.51)%[4]	(0.34)%	(0.06)%	(0.09)%	0.00%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$6,636	$5,375	$6,236	$4,252	$1,101

Portfolio turnover	9%	56%	56%	47%	48%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (formerly, Federated Mini-Cap Fund) (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,591,631, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2002, the Fund had realized gain on future contracts of $1,035,907. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2002	28 Russell 2000 Index Futures	Long	$181,566

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$40,990,805	$42,529,298

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,959,606	$68,204,428	8,064,689	$91,646,981
Shares issued to shareholders in payment of distributions declared	18,359	214,886	903,185	10,140,515
Shares redeemed	(3,430,047)	(39,120,571)	(8,171,365)	(94,124,307)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,547,918	$29,298,743	796,509	$7,663,189

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	136,782	$1,581,627	475,017	$5,399,006
Shares issued to shareholders in payment of distributions declared	--	--	71,120	793,699
Shares redeemed	(116,511)	(1,364,693)	(466,202)	(5,335,938)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	20,271	$216,934	79,935	$856,767

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,568,189	$29,515,677	876,444	$8,519,956

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Deutche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment adviser fees as a result of these transactions.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2002 were as follows:

Purchases	$41,675,450

Sales	$ 9,705,735

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

3052012 (6/02)

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

(formerly, Federated Max-Cap Fund)

A Portfolio of Federated Index Trust

SEMI-ANNUAL REPORT

April 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2002 (unaudited)

Shares			Value
		COMMON STOCKS --96.5%[1]
		Consumer Discretionary--13.2%
805,177	[2]	AOL Time Warner, Inc.	$15,314,467
11,958	[3]	American Greetings Corp., Class A	212,254
20,097	[2]	AutoZone, Inc.	1,527,372
52,714	[2]	Bed Bath & Beyond, Inc.	1,959,379
39,760	[2,3]	Best Buy Co., Inc.	2,956,156
27,341	[2]	Big Lots, Inc.	422,692
17,383		Black & Decker Corp.	846,204
15,399	[3]	Brunswick Corp.	434,098
113,414		Carnival Corp., Class A	3,777,820
11,693	[3]	Centex Corp.	658,316
33,381		Circuit City Stores, Inc.	719,694
108,657	[2]	Clear Channel Communications, Inc.	5,101,446
159,497	[2,3]	Comcast Corp., Class A	4,266,545
13,402	[3]	Cooper Tire & Rubber Co.	332,370
84,608		Costco Wholesale Corp.	3,401,242
27,228		Dana Corp.	551,639
22,455		Darden Restaurants, Inc.	895,954
102,352		Delphi Corp.	1,591,574
24,813		Dillards, Inc., Class A	607,670
60,387		Dollar General Corp.	951,095
17,957		Dow Jones & Co., Inc.	976,322
57,110	[3]	Eastman Kodak Co.	1,839,513
28,637	[3]	Family Dollar Stores, Inc.	990,840
36,140	[2]	Federated Department Stores, Inc.	1,435,842
329,215	[3]	Ford Motor Co.	5,267,440
26,249		Fortune Brands, Inc.	1,371,773
47,629		Gannett Co., Inc.	3,491,206
160,460	[3]	Gap (The), Inc.	2,264,091
102,020	[3]	General Motors Corp.	6,544,583
34,028		Goodyear Tire & Rubber Co.	757,123
Shares			Value
		COMMON STOCKS --continued[1]
		Consumer Discretionary--continued
56,255		Harley Davidson, Inc.	$2,980,952
23,195	[2]	Harrah's Entertainment, Inc.	1,140,266
35,469		Hasbro, Inc.	566,795
67,584		Hilton Hotels Corp.	1,105,674
426,189		Home Depot, Inc.	19,762,384
14,658	[2]	International Game Technology	922,721
67,219		Interpublic Group Cos., Inc.	2,075,723
15,603		Johnson Controls, Inc.	1,345,759
24,717	[2]	Jones Apparel Group, Inc.	962,727
14,091		KB Home	702,436
13,397		Knight-Ridder, Inc.	897,599
61,239	[2]	Kohl's Corp.	4,513,314
34,051		Leggett and Platt, Inc.	895,541
82,975		Limited, Inc.	1,589,801
17,502	[3]	Liz Claiborne, Inc.	547,638
140,549		Lowe's Cos., Inc.	5,943,817
34,716		Marriott International, Inc., Class A	1,525,421
82,614		Mattel, Inc.	1,705,153
52,543		May Department Stores Co.	1,822,191
16,965	[3]	Maytag Corp.	782,935
234,090		McDonald's Corp.	6,648,156
37,205		McGraw-Hill Cos., Inc.	2,380,748
8,159		Meredith Corp.	349,368
26,605		New York Times Co., Class A	1,238,729
47,210		Newell Rubbermaid, Inc.	1,482,394
38,153		Nike, Inc., Class B	2,034,699
19,680		Nordstrom, Inc.	461,693
63,816	[2]	Office Depot, Inc.	1,221,438
33,726	[3]	Omnicom Group, Inc.	2,942,256
38,190	[3]	Penney (J.C.) Co., Inc.	830,251
8,796	[3]	Pulte Homes, Inc.	467,947
27,192		RadioShack Corp.	848,390
13,898	[2,3]	Reebok International Ltd.	384,280
Shares			Value
		COMMON STOCKS --continued[1]
		Consumer Discretionary--continued
58,606		Sears, Roebuck & Co.	$3,091,467
26,123		Sherwin-Williams Co.	802,760
8,903		Snap-on, Inc.	282,047
14,313		Stanley Works	665,268
95,060	[2]	Staples, Inc.	1,898,348
73,684	[2,3]	Starbucks Corp.	1,681,469
35,033	[3]	Starwood Hotels & Resorts Worldwide, Inc.	1,324,247
49,465		TJX Cos., Inc.	2,155,685
22,768	[2,3]	TMP Worldwide, Inc.	686,911
22,641		TRW, Inc.	1,245,934
152,416		Target Corp.	6,652,958
25,895	[3]	Tiffany & Co.	1,029,326
40,793	[2]	Toys `R' Us, Inc.	704,495
53,283		Tribune Co.	2,353,510
28,239	[2]	Tricon Global Restaurants, Inc.	1,780,751
11,441	[3]	Tupperware Corp.	262,685
40,367	[2,3]	Univision Communications, Inc., Class A	1,613,065
23,745		V.F. Corp.	1,039,319
323,690	[2]	Viacom, Inc., Class B	15,245,799
24,014		Visteon Corp.	370,776
810,830		Wal-Mart Stores, Inc.	45,292,964
360,684		Walt Disney Co.	8,360,655
17,613		Wendy's International, Inc.	658,726
11,593	[3]	Whirlpool Corp.	868,895

		TOTAL	244,613,976

		Consumer Staples--9.4%
8,311	[3]	Alberto-Culver Co., Class B	453,531
72,475		Albertsons, Inc.	2,430,811
160,683		Anheuser-Busch Cos., Inc.	8,516,199
118,986		Archer-Daniels-Midland Co.	1,578,944
45,368		Avon Products, Inc.	2,533,803
10,146	[3]	Brown-Forman Corp., Class B	797,679
55,594		CVS Corp.	1,861,287
Shares			Value
		COMMON STOCKS --continued[1]
		Consumer Staples--continued
58,290		Campbell Soup Co.	$1,609,387
47,573		Clorox Co.	2,105,105
451,782		Coca-Cola Co.	25,078,419
86,837		Coca-Cola Enterprises, Inc.	1,703,742
100,231		Colgate-Palmolive Co.	5,313,245
101,316		ConAgra, Inc.	2,482,242
5,800		Coors Adolph Co., Class B	387,730
65,255	[3]	General Mills, Inc.	2,874,483
192,315		Gillette Co.	6,823,336
65,748		Heinz (H.J.) Co.	2,760,759
26,591		Hershey Foods Corp.	1,808,188
72,507		Kellogg Co.	2,604,451
95,364		Kimberly-Clark Corp.	6,210,104
149,521	[2]	Kroger Co.	3,404,593
34,893		Loews Corp.	2,091,835
50,224		Pepsi Bottling Group (The), Inc.	1,438,415
318,245		PepsiCo, Inc.	16,516,916
394,962		Philip Morris Cos., Inc.	21,497,782
235,319		Procter & Gamble Co.	21,239,893
91,175	[2,3]	Safeway, Inc.	3,824,791
142,594		Sara Lee Corp.	3,020,141
18,890		SUPERVALU, Inc.	566,700
119,072		Sysco Corp.	3,454,279
30,677	[3]	UST, Inc.	1,220,945
103,809	[3]	Unilever N.V., ADR	6,716,442
173,023		Walgreen Co.	6,535,079
25,434	[3]	Winn-Dixie Stores, Inc.	441,280
36,364		Wrigley (Wm.), Jr. Co.	2,000,020

		TOTAL	173,902,556

		Energy--6.7%
18,557	[3]	Amerada-Hess Corp.	1,426,662
45,431		Anadarko Petroleum Corp.	2,445,096
20,020		Apache Corp.	1,167,767
Shares			Value
		COMMON STOCKS --continued[1]
		Energy--continued
11,420		Ashland, Inc.	$466,279
60,181	[3]	Baker Hughes, Inc.	2,267,620
36,706		Burlington Resources, Inc.	1,630,848
186,647		ChevronTexaco Corp.	16,184,161
113,325		Conoco, Inc.	3,178,766
24,810	[3]	Devon Energy Corp.	1,223,381
18,861	[3]	EOG Resources, Inc.	802,536
1,244,671		Exxon Mobil Corp.	49,998,434
82,148		Halliburton Co.	1,395,695
18,318		Kerr-McGee Corp.	1,095,416
46,408	[3]	Marathon Oil Corp.	1,348,616
25,690	[2,3]	Nabors Industries, Inc.	1,170,180
24,663	[2]	Noble Drilling Corp.	1,069,141
71,997		Occidental Petroleum Corp.	2,069,914
68,893		Phillips Petroleum Co.	4,120,490
20,899	[2]	Rowan Companies, Inc.	530,417
386,222		Royal Dutch Petroleum Co., ADR	20,183,962
105,048		Schlumberger Ltd.	5,751,378
12,460		Sunoco, Inc.	428,375
62,290		Transocean Sedco Forex, Inc.	2,211,295
44,026		Unocal Corp.	1,637,327

		TOTAL	123,803,756

		Financials--18.6%
93,282		AFLAC, Inc.	2,789,132
42,974		AON Corp.	1,535,461
50,658	[3]	ACE, Ltd.	2,204,636
129,925		Allstate Corp.	5,163,219
21,673		Ambac Financial Group, Inc.	1,362,365
242,199		American Express Co.	9,932,581
470,533		American International Group, Inc.	32,523,241
71,054		AmSouth Bancorporation	1,613,636
80,958		BB&T Corp.	3,082,881
212,181		Bank One Corp.	8,671,837
Shares			Value
		COMMON STOCKS --continued[1]
		Financials--continued
287,020		Bank of America Corp.	$20,803,210
126,362		Bank of New York Co., Inc.	4,623,586
21,400		Bear Stearns Cos., Inc.	1,325,516
41,267		Capital One Financial Corp.	2,471,481
39,515		Charter One Financial, Inc.	1,398,041
24,295		Chubb Corp.	1,863,426
28,495		Cincinnati Financial Corp.	1,335,276
937,319		Citigroup, Inc.	40,585,913
31,923		Comerica, Inc.	2,006,361
62,937	[2]	Conseco, Inc.	234,755
22,386		Countrywide Credit Industries, Inc.	1,045,650
73,767		Equity Office Properties Trust	2,111,949
47,797		Equity Residential Properties Trust	1,347,875
128,534		Federal Home Loan Mortgage Corp.	8,399,697
183,179		Federal National Mortgage Association	14,458,318
105,981		Fifth Third Bancorp	7,269,237
194,575		Fleet Boston Financial Corp.	6,868,497
46,480		Franklin Resources, Inc.	1,947,512
29,515		Golden West Financial Corp.	2,018,531
43,985		Hartford Financial Services Group, Inc.	3,048,161
85,533		Household International, Inc.	4,985,719
47,654	[3]	Huntington Bancshares, Inc.	966,900
360,428		J.P. Morgan Chase & Co.	12,651,023
26,359		Jefferson-Pilot Corp.	1,320,059
52,881		John Hancock Financial Services, Inc.	2,041,207
80,879		KeyCorp	2,273,509
40,440		Lehman Brothers Holdings, Inc.	2,385,960
32,893		Lincoln National Corp.	1,575,575
29,731		MBIA, Inc.	1,603,393
156,783		MBNA Corp.	5,557,957
20,791		MGIC Investment Corp.	1,483,646
49,906		Marsh & McLennan Cos., Inc.	5,044,498
18,750		Marshall & Ilsley Corp.	1,193,438
Shares			Value
		COMMON STOCKS --continued[1]
		Financials--continued
79,617		Mellon Financial Corp.	$3,006,338
153,049		Merrill Lynch & Co., Inc.	6,418,875
133,367		MetLife, Inc.	4,553,149
27,317		Moody's Corp.	1,190,475
199,856		Morgan Stanley, Dean Witter & Co.	9,537,128
114,412		National City Corp.	3,569,654
33,361		Northern Trust Corp.	1,772,136
51,712		PNC Financial Services Group	2,851,917
34,874		Plum Creek Timber Co., Inc. - REIT	1,061,913
39,379		Progressive Corp., Ohio	2,264,293
51,271		Providian Financial Corp.	364,024
41,853		Regions Financial Corp.	1,467,785
21,822		SAFECO Corp.	728,855
247,818		Schwab (Charles) Corp.	2,822,647
61,661		SouthTrust Corp.	1,645,115
31,119		St. Paul Cos., Inc.	1,550,037
58,155		State Street Corp.	2,972,302
33,651		Stilwell Financial, Inc.	718,785
51,891		SunTrust Banks, Inc.	3,527,550
51,355		Synovus Financial Corp.	1,388,639
17,648		T. Rowe Price Group, Inc.	618,915
63,070	[2]	Tenet Healthcare Corp.	4,627,446
21,483		Torchmark Corp.	878,440
350,750		U.S. Bancorp	8,312,775
49,118		UNUMProvident Corp.	1,387,092
27,933	[3]	USA Education, Inc.	2,677,378
27,057		Union Planters Corp.	1,355,826
247,134		Wachovia Corp.	9,400,977
179,025		Washington Mutual, Inc.	6,754,613
308,048		Wells Fargo & Co.	15,756,655
23,736	[3]	XL Capital Ltd.	2,239,492
16,067	[3]	Zions Bancorporation	868,903

		TOTAL	345,414,994

Shares			Value
		COMMON STOCKS --continued[1]
		Healthcare--13.4%
283,541		Abbott Laboratories	$15,297,037
26,301	[2]	Aetna, Inc.	1,251,928
24,543		Allergan, Inc.	1,617,629
13,092	[2,3]	AmerisourceBergen Corp.	1,014,630
186,521	[2]	Amgen, Inc.	9,863,230
39,596	[3]	Applera Corp. -- Applied Biosystems Group	677,884
8,490		Bard (C.R.), Inc.	466,441
8,432		Bausch & Lomb, Inc.	303,299
109,824		Baxter International, Inc.	6,248,986
45,528		Becton, Dickinson & Co.	1,692,276
27,478	[2]	Biogen, Inc.	1,194,469
48,904		Biomet, Inc.	1,380,560
76,938	[2]	Boston Scientific Corp.	1,917,295
349,025		Bristol-Myers Squibb Co.	10,051,920
27,618		CIGNA Corp.	3,010,362
73,306		Cardinal Health, Inc.	5,076,440
37,030	[2]	Chiron Corp.	1,498,604
35,667	[2]	Forest Labratories, Inc.	2,751,352
39,500	[2]	Genzyme Corp.	1,617,130
57,588	[2]	Guidant Corp.	2,165,309
86,608	[3]	HCA, Inc.	4,138,996
49,271	[2,3]	Health Management Associates, Class A	1,051,443
79,111	[2]	HEALTHSOUTH, Corp.	1,194,576
37,791	[2]	Humana, Inc.	617,883
116,888	[2]	Immunex Corp.	3,172,340
557,187		Johnson & Johnson	35,581,962
45,794	[2]	King Pharmaceuticals, Inc.	1,435,184
204,866		Lilly (Eli) & Co.	13,531,399
22,731	[2,3]	Manor Care, Inc.	582,823
51,666		McKesson HBOC, Inc.	2,086,790
42,287	[2]	Medimmune, Inc.	1,412,386
219,735		Medtronic, Inc.	9,819,957
404,831		Merck & Co., Inc.	21,998,517
Shares			Value
		COMMON STOCKS --continued[1]
		Healthcare--continued
1,144,178		Pfizer, Inc.	$41,590,870
222,873		Pharmacia Corp.	9,189,054
31,159	[2,3]	Quintiles Transnational Corp.	442,458
267,332		Schering Plough Corp.	7,298,164
17,052	[2]	St. Jude Medical, Inc.	1,418,897
34,851		Stryker Corp.	1,864,877
57,909		UnitedHealth Group, Inc.	5,084,989
23,410	[2]	Watson Pharmaceuticals, Inc.	575,886
26,267	[2]	Wellpoint Health Networks, Inc.	1,972,126
230,386		Wyeth	13,132,002
28,944	[2]	Zimmer Holdings, Inc.	1,004,646

		TOTAL	249,295,006

		Industrials--10.3%
70,818		3M Co.	8,908,904
32,004	[2,3]	AMR Corp.	687,126
36,943	[2]	Allied Waste Industries, Inc.	448,488
41,968	[2]	American Power Conversion Corp.	539,289
112,705		Automatic Data Processing, Inc.	5,729,922
19,142		Avery Dennison Corp.	1,226,045
33,143		Block (H&R), Inc.	1,329,697
154,255		Boeing Co.	6,879,773
68,138		Burlington Northern Santa Fe	1,873,114
37,632	[3]	CSX Corp.	1,361,149
62,838		Caterpillar, Inc.	3,432,212
172,266	[2,3]	Cendant Corp.	3,099,065
29,796		Cintas Corp.	1,542,539
95,408	[2]	Concord EFS, Inc.	3,109,347
34,425	[2]	Convergys Corp.	952,540
19,186		Cooper Industries, Inc.	840,347
9,109		Crane Co.	251,226
6,511	[3]	Cummins, Inc.	277,043
26,320	[3]	Danaher Corp.	1,883,986
38,670		Deere & Co.	1,730,869
Shares			Value
		COMMON STOCKS --continued[1]
		Industrials--continued
20,854		Delta Air Lines, Inc.	$577,864
14,631		Deluxe Corp.	642,008
25,141		Donnelley (R.R.) & Sons Co.	803,506
35,745		Dover Corp.	1,331,859
12,127		Eaton Corp.	1,026,065
76,050		Emerson Electric Co.	4,060,309
27,835		Equifax, Inc.	760,452
36,667	[2]	Fiserv, Inc.	1,630,215
61,868	[2]	FedEx Corp.	3,196,720
69,504		First Data Corp.	5,524,873
14,356	[3]	Fluor Corp.	593,333
36,399		General Dynamics Corp.	3,533,979
1,806,836		General Electric Co.	57,005,676
24,867		Genuine Parts Co.	858,160
23,690	[3]	Goodrich (B.F.) Co.	756,185
16,234		Grainger (W.W.), Inc.	910,240
148,418		Honeywell International, Inc.	5,443,972
53,921		IMS Health, Inc.	1,111,312
16,707		ITT Industries, Inc.	1,167,151
54,657		Illinois Tool Works, Inc.	3,940,770
29,642		Ingersoll-Rand Co.	1,480,618
80,311		Lockheed Martin Corp.	5,051,562
87,347		Masco Corp.	2,454,451
16,980	[2]	McDermott International, Inc.	271,171
31,061	[3]	Molex, Inc.	1,044,271
10,963	[2,3]	Navistar International Corp.	437,424
70,211		Norfolk Southern Corp.	1,504,622
16,894	[3]	Northrop Grumman, Corp.	2,038,430
17,254	[3]	PACCAR, Inc.	1,233,143
23,387	[3]	Pall Corp.	486,450
21,395		Parker-Hannifin Corp.	1,068,680
66,957		Paychex, Inc.	2,499,505
44,915		Pitney Bowes, Inc.	1,890,922
Shares			Value
		COMMON STOCKS --continued[1]
		Industrials--continued
21,002	[2,3]	Power-One, Inc.	$175,577
54,580		Raytheon Co.	2,308,734
30,954	[2]	Robert Half International, Inc.	812,852
34,543		Rockwell Collins	822,814
33,343		Rockwell Automation, Inc.	715,874
9,432		Ryder Systems, Inc.	267,492
25,186	[2]	Sabre Group Holdings, Inc.	1,171,149
139,789		Southwest Airlines Co.	2,545,558
24,597		Textron, Inc.	1,209,680
10,763	[3]	Thomas & Betts Corp.	252,931
575		Timken Co.	15,324
362,400		Tyco International Ltd.	6,686,280
12,040	[2,3]	US Airways Group, Inc.	62,608
46,756		Union Pacific Corp.	2,655,741
86,052		United Technologies Corp.	6,038,269
113,537		Waste Management, Inc.	2,990,565

		TOTAL	191,170,027

		Information Technology--14.9%
149,122	[2]	ADC Telecommunications, Inc.	580,085
34,155		Adobe System, Inc.	1,364,834
68,887	[2,3]	Advanced Micro Devices, Inc.	770,157
84,459	[2,3]	Agilent Technologies, Inc.	2,537,993
69,939	[2]	Altera Corp.	1,437,946
68,524	[2]	Analog Devices, Inc.	2,532,647
20,503	[2,3]	Andrew Corp.	340,145
68,099	[2]	Apple Computer, Inc.	1,652,763
301,910	[2]	Applied Materials, Inc.	7,342,451
60,372	[2]	Applied Micro Circuits Corp.	407,511
31,317		Autodesk, Inc.	575,920
53,831	[2,3]	Avaya, Inc.	330,522
47,563	[2]	BMC Software, Inc.	687,761
50,311	[2,3]	Broadcom Corp., Class A	1,735,729
67,395	[2,3]	CIENA Corp.	504,789
Shares			Value
		COMMON STOCKS --continued[1]
		Information Technology--continued
1,335,495	[2]	Cisco Systems, Inc.	$19,565,002
35,130	[2]	Citrix Systems, Inc.	407,508
310,238		Compaq Computer Corp.	3,148,916
111,220	[3]	Computer Associates International, Inc.	2,068,692
32,841	[2]	Computer Sciences Corp.	1,472,919
69,527	[2]	Compuware Corp.	545,092
33,525	[2]	Comverse Technology, Inc.	403,306
54,242	[2,3]	Conexant Systems, Inc.	553,268
172,600	[2,3]	Corning, Inc.	1,154,694
477,599	[2]	Dell Computer Corp.	12,579,958
403,486	[2]	EMC Corp. Mass	3,687,862
87,380		Electronic Data Systems Corp.	4,741,239
66,102	[2]	Gateway, Inc.	362,239
353,329		Hewlett-Packard Co.	6,041,926
1,222,816		Intel Corp.	34,984,766
313,543		International Business Machines Corp.	26,262,362
39,065	[2]	Intuit, Inc.	1,530,567
246,303	[2]	JDS Uniphase Corp.	1,068,955
40,230	[2,3]	Jabil Circuit, Inc.	821,094
35,425	[2]	KLA-Tencor Corp.	2,089,012
69,186	[2,3]	LSI Logic Corp.	889,040
25,418	[2]	Lexmark International Group, Class A	1,519,488
52,787		Linear Technology Corp.	2,051,303
624,188	[2,3]	Lucent Technologies, Inc.	2,871,265
61,041	[2]	Maxim Integrated Products, Inc.	3,039,842
15,532	[2,3]	Mercury Interactive Corp.	578,878
110,505	[3]	Micron Technology, Inc.	2,618,969
987,759	[2]	Microsoft Corp.	51,620,285
11,177	[2]	Millipore Corp.	446,521
405,135		Motorola, Inc.	6,239,079
20,237	[2]	NCR Corp.	786,410
26,200	[2,3]	NVIDIA Corp.	912,022
35,107	[2]	National Semiconductor Corp.	1,106,573
Shares			Value
		COMMON STOCKS --continued[1]
		Information Technology--continued
64,392	[2]	Network Appliance, Inc.	$1,123,640
583,312	[2,3]	Nortel Networks Corp.	1,983,261
64,797	[2]	Novell, Inc.	239,749
27,821	[2,3]	Novellus Systems, Inc.	1,318,715
1,001,213	[2]	Oracle Corp.	10,052,179
29,995	[2,3]	PMC-Sierra, Inc.	466,722
105,527	[2,3]	Palm, Inc.	334,521
49,383	[2]	Parametric Technology Corp.	199,507
60,178	[2]	Peoplesoft, Inc.	1,394,324
20,207		PerkinElmer, Inc.	258,650
18,766	[2,3]	Qlogic Corp.	857,794
139,689	[2]	Qualcomm, Inc.	4,213,020
41,864	[2,3]	Rational Software Corp.	609,958
95,445	[2]	Sanmina-SCI Corp.	992,628
24,355	[2,3]	Sapient Corp.	118,852
28,840	[3]	Scientific-Atlanta, Inc.	576,800
84,582	[2]	Siebel Systems, Inc.	2,046,039
131,414	[2,3]	Solectron Corp.	959,322
591,386	[2]	Sun Microsystems, Inc.	4,837,537
41,876		Symbol Technologies, Inc.	354,271
20,916	[2]	Tektronix, Inc.	460,152
75,013	[2]	Tellabs, Inc.	636,860
35,601	[2,3]	Teradyne, Inc.	1,173,053
317,823		Texas Instruments, Inc.	9,830,265
36,614	[2]	Thermo Electron Corp.	692,005
67,325	[2]	Unisys Corp.	908,888
74,403	[2]	Veritas Software Corp.	2,108,581
35,039	[2]	Vitesse Semiconductor Corp.	209,533
23,700	[2]	Waters Corp.	638,715
135,791	[2,3]	Xerox Corp.	1,201,750
61,012	[2]	Xilinx, Inc.	2,303,813
112,275	[2]	Yahoo!, Inc.	1,657,179

		TOTAL	275,728,588

Shares			Value
		COMMON STOCKS --continued[1]
		Materials--2.8%
40,432		Air Products & Chemicals, Inc.	$1,942,758
57,003		Alcan, Inc.	2,088,020
154,248		Alcoa, Inc.	5,249,059
20,357	[3]	Allegheny Technologies, Inc.	343,626
9,729		Ball Corp.	462,614
98,608	[3]	Barrick Gold Corp.	1,979,063
11,409	[3]	Bemis Co., Inc.	607,301
9,357		Boise Cascade Corp.	316,922
166,587		Dow Chemical Co.	5,297,467
173,506		Du Pont (E.I.) de Nemours & Co.	7,721,017
15,896	[3]	Eastman Chemical Co.	701,014
22,226	[3]	Ecolab, Inc.	975,944
22,163		Engelhard Corp.	674,198
34,237	[2,3]	Freeport-McMoRan Copper & Gold, Inc., Class B	608,049
40,170		Georgia-Pacific Corp.	1,164,127
7,514	[3]	Great Lakes Chemical Corp.	193,410
26,801	[2,3]	Hercules, Inc.	326,972
33,249	[2,3]	Inco Ltd.	665,977
16,042		International Flavors & Fragrances, Inc.	516,552
86,335	[3]	International Paper Co.	3,576,859
27,636		Louisiana-Pacific Corp.	323,341
34,675	[3]	Mead Corp.	1,018,058
70,413	[3]	Newmont Mining Corp.	2,007,475
13,267	[3]	Nucor Corp.	775,456
29,842		PPG Industries, Inc.	1,561,035
33,666	[2]	Pactiv Corp.	695,876
16,662	[3]	Phelps Dodge Corp.	596,500
66,392	[3]	Placer Dome, Inc.	780,106
28,395		Praxair, Inc.	1,621,355
38,958		Rohm & Haas Co.	1,445,731
17,125	[2,3]	Sealed Air Corp.	764,974
12,180	[3]	Sigma-Aldrich Corp.	577,088
8,151	[3]	Temple-Inland, Inc.	431,514
Shares			Value
		COMMON STOCKS --continued[1]
		Materials--continued
16,110		United States Steel Corp.	$290,624
18,206		Vulcan Materials Co.	837,840
39,320		Weyerhaeuser Co.	2,343,865
15,463		Worthington Industries, Inc.	228,852

		TOTAL	51,710,639

		Telecommunication Services--4.0%
679,561		AT&T Corp.	8,915,840
474,970	[2,3]	AT&T Wireless Services, Inc.	4,250,981
55,746		Alltel Corp.	2,759,427
341,508		BellSouth Corp.	10,364,768
20,430		CenturyTel, Inc.	565,911
52,138	[2,3]	Citizens Communications Co.	483,319
144,977	[2,3]	NEXTEL Communications, Inc., Class A	798,823
304,244		Qwest Communications International, Inc.	1,530,347
608,694		SBC Communications, Inc.	18,906,036
170,948		Sprint Corp. (FON Group)	2,709,526
180,752	[2,3]	Sprint Corp. (PCS Group)	2,026,230
493,974		Verizon Communications	19,813,297
538,074	[2,3]	WorldCom, Inc. -- WorldCom Group	1,333,885

		TOTAL	74,458,390

		Utilities--3.2%
97,684	[2,3]	AES Corp.	783,426
24,543		Allegheny Energy, Inc.	1,028,843
21,957	[3]	Ameren Corp.	916,924
57,669	[3]	American Electric Power Co., Inc.	2,641,240
23,992	[3]	CMS Energy Corp.	464,485
57,246	[2,3]	Calpine Corp.	629,706
26,197		Cinergy Corp.	930,779
31,799	[3]	Consolidated Edison, Inc.	1,386,118
28,624	[3]	Constellation Energy Group	913,678
28,987		DTE Energy Co.	1,314,271
49,207	[3]	Dominion Resources, Inc.	3,268,329
145,499	[3]	Duke Energy Corp.	5,576,977
Shares			Value
		COMMON STOCKS --continued[1]
		Utilities--continued
62,730	[3]	Dynegy, Inc. -- Class A	$1,129,140
62,270	[2]	Edison International	1,130,200
93,468		El Paso Corp.	3,738,720
39,182		Entergy Corp.	1,818,045
54,214		Exelon Corp.	2,943,820
32,311		FPL Group, Inc.	2,051,425
56,985	[3]	FirstEnergy Corp.	1,897,601
24,056		KeySpan Corp.	849,177
21,313	[3]	Kinder Morgan, Inc.	1,031,762
79,910	[2]	Mirant Corp.	965,313
8,089	[3]	NICOR, Inc.	378,403
44,580	[3]	NiSource, Inc.	985,218
70,736	[2]	P G & E Corp.	1,662,296
23,975		PPL Corp.	913,687
5,157	[3]	Peoples Energy Corp.	201,123
15,962		Pinnacle West Capital Corp.	699,455
40,328	[3]	Progress Energy, Inc.	2,092,620
38,423		Public Service Enterprises Group, Inc.	1,780,906
42,916		Reliant Energy, Inc.	1,089,208
42,580	[3]	Sempra Energy	1,088,771
125,286	[3]	Southern Co.	3,551,858
24,418	[3]	TECO Energy, Inc.	679,797
49,958	[3]	TXU Corp.	2,718,714
95,191		Williams Cos., Inc. (The)	1,818,148
63,398	[3]	Xcel Energy, Inc.	1,612,211

		TOTAL	58,682,394

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,113,348,164)	1,788,780,326

Principal Amount or Shares			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.3%[4]
$4,480,000		United States Treasury Bill, 7/18/2002 (identified cost $4,463,933)	$4,463,933

		MUTUAL FUND--3.1%
57,971,367		Prime Value Obligations Fund, Class IS (at net asset value)	57,971,367

		TOTAL INVESTMENTS (IDENTIFIED COST $1,175,783,464)[5]	$1,851,215,626

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $66,247,800 at April 30, 2002, which represents 3.6% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 100.1%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $1,175,783,464. The net unrealized appreciation of investments on a federal tax basis amounts to $675,432,162 which is comprised of $831,497,753 appreciation and $156,065,591 depreciation at April 30, 2002.

Note: The categories of investments are shown as a percentage of net assets ($1,853,757,179) at April 30, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,175,783,464)		$1,851,215,626
Cash		229,361
Cash held as collateral for securities lending		130,273,789
Income receivable		1,243,041
Receivable for investments sold		7,166,398
Receivable for shares sold		1,295,140
Receivable for daily variation margin		756,450

TOTAL ASSETS		1,992,179,805

Liabilities:
Payable for investments purchased	$7,684,397
Payable for shares redeemed	133,723
Payable on collateral due to broker	130,273,789
Accrued expenses	330,717

TOTAL LIABILITIES		138,422,626

Net assets for 84,972,573 shares outstanding		$1,853,757,179

Net Assets Consist of:
Paid in capital		$1,281,166,476
Net unrealized appreciation of investments and futures contracts		670,260,996
Accumulated net realized loss on investments and futures contracts		(98,630,015)
Undistributed net investment income		959,722

TOTAL NET ASSETS		$1,853,757,179

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share and offering price per share ($1,172,761,828 ÷ 53,703,479 shares outstanding)		$21.84

Redemption proceeds per share		$21.84

Institutional Service Shares:
Net asset value per share and offering price per share ($566,233,685 ÷ 25,986,434 shares outstanding)		$21.79

Redemption proceeds per share		$21.79

Class C Shares:
Net asset value per share and offering price per share ($114,761,666 ÷ 5,282,660 shares outstanding)		$21.72

Redemption proceeds per share (99.00/100 of $21.72)[1]		$21.50

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $11,844)			$12,954,952
Interest			1,090,574

TOTAL INCOME			14,045,526

Expenses:
Management fee		$2,969,971
Custodian fees		58,231
Transfer and dividend disbursing agent fees and expenses		598,598
Directors'/Trustees' fees		6,360
Auditing fees		6,847
Legal fees		2,393
Portfolio accounting fees		93,119
Distribution services fee--Institutional Service Shares		906,914
Distribution services fee--Class C Shares		446,257
Shareholder services fee--Institutional Shares		1,570,463
Shareholder services fee--Institutional Service Shares		755,761
Shareholder services fee--Class C Shares		148,752
Share registration costs		34,786
Printing and postage		21,082
Insurance premiums		2,923
Miscellaneous		5,777

TOTAL EXPENSES		7,628,234

Waivers and Reimbursement:
Waiver of management fee	$(398,549)
Waiver of transfer and dividend disbursing agent fees and expenses	(35,571)
Waiver of distribution services fee--Institutional Service Shares	(755,761)
Waiver of shareholder services fee--Institutional Shares	(1,570,462)
Reimbursement of management fee	(3,614)

TOTAL WAIVERS AND REIMBURSEMENT		(2,763,957)

Net expenses			4,864,277

Net investment income			9,181,249

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,227,113)
Net realized gain on futures contracts			8,023,935
Net change in unrealized appreciation of investments and futures contracts			29,250,173

Net realized and unrealized gain on investments and futures contracts			36,046,995

Change in net assets resulting from operations			$45,228,244

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2002	Year Ended 10/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,181,249	$21,545,349
Net realized gain (loss) on investments and futures contracts	6,796,822	(45,106,348)
Net change in unrealized appreciation of investments and futures contracts	29,250,173	(688,253,085)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,228,244	(711,814,084)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,028,915)	(17,755,992)
Institutional Service Shares	(2,485,780)	(5,957,748)
Class C Shares	(79,319)	(103,048)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,594,014)	(23,816,788)

Share Transactions:
Proceeds from sale of shares	270,166,904	853,341,820
Net asset value of shares issued to shareholders in payment of distributions declared	6,280,195	14,963,898
Cost of shares redeemed	(377,363,962)	(1,278,220,554)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(100,916,863)	(409,914,836)

Change in net assets	(65,282,633)	(1,145,545,708)

Net Assets:
Beginning of period	1,919,039,812	3,064,585,520

End of period (including undistributed net investment income of $959,722 and $1,372,487, respectively)	$1,853,757,179	$1,919,039,812

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$21.51	$29.08	$28.09	$22.91	$19.70	$15.49
Income From Investment Operations:
Net investment income	0.13	0.27	0.29	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.33	(7.56)	1.23	5.38	3.83	4.47

TOTAL FROM INVESTMENT OPERATIONS	0.46	(7.29)	1.52	5.69	4.14	4.78

Less Distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.28)	(0.29)	(0.31)	(0.33)
Distributions from net realized gain on investments and futures contracts	--	--	(0.25)	(0.22)	(0.62)	(0.24)

TOTAL DISTRIBUTIONS	(0.13)	(0.28)	(0.53)	(0.51)	(0.93)	(0.57)

Net Asset Value, End of Period	$21.84	$21.51	$29.08	$28.09	$22.91	$19.70

Total Return[1]	2.10%	(25.15)%	5.40%	25.11%	21.56%	31.51%

Ratios to Average Net Assets:

Expenses	0.34%[2]	0.34%	0.34%	0.32%	0.31%	0.31%

Net investment income	1.08%[2]	1.03%	0.98%	1.18%	1.40%	1.70%

Expense waiver/reimbursement[3]	0.29%[2]	0.26%	0.25%	0.28%	0.27%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,172,762	$1,228,402	$2,021,341	$2,003,590	$1,445,175	$1,142,081

Portfolio turnover	6%	7%	11%	3%	3%	16%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$21.46	$29.01	$28.03	$22.86	$19.66	$15.47
Income From Investment Operations:
Net investment income	0.09	0.18	0.19	0.23	0.25	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	0.33	(7.52)	1.23	5.37	3.82	4.45

TOTAL FROM INVESTMENT OPERATIONS	0.42	(7.34)	1.42	5.60	4.07	4.71

Less Distributions:
Distributions from net investment income	(0.09)	(0.21)	(0.19)	(0.21)	(0.25)	(0.28)
Distributions from net realized gain on investments and futures contracts	--	--	(0.25)	(0.22)	(0.62)	(0.24)

TOTAL DISTRIBUTIONS	(0.09)	(0.21)	(0.44)	(0.43)	(0.87)	(0.52)

Net Asset Value, End of Period	$21.79	$21.46	$29.01	$28.03	$22.86	$19.66

Total Return[1]	1.95%	(25.39)%	5.08%	24.76%	21.21%	31.07%

Ratios to Average Net Assets:

Expenses	0.64%[2]	0.64%	0.64%	0.62%	0.61%	0.62%

Net investment income	0.78%[2]	0.73%	0.67%	0.88%	1.09%	1.36%

Expense waiver/reimbursement[3]	0.29%[2]	0.26%	0.25%	0.28%	0.27%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$566,234	$578,776	$900,246	$726,976	$477,760	$245,986

Portfolio turnover	6%	7%	11%	3%	3%	16%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2002	2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$21.40	$28.91	$27.96	$22.82	$19.81
Income From Investment Operations:
Net investment income (loss)	0.01	0.01	(0.00)[2]	0.07	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	0.33	(7.50)	1.21	5.35	3.66

TOTAL FROM INVESTMENT OPERATIONS	0.34	(7.49)	1.21	5.42	3.78

Less Distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.01)	(0.06)	(0.15)
Distributions from net realized gain on investments and futures contracts	--	--	(0.25)	(0.22)	(0.62)

TOTAL DISTRIBUTIONS	(0.02)	(0.02)	(0.26)	(0.28)	(0.77)

Net Asset Value, End of Period	$21.72	$21.40	$28.91	$27.96	$22.82

Total Return[3]	1.56%	(25.92)%	4.35%	23.94%	19.57%

Ratios to Average Net Assets:

Expenses	1.34%[4]	1.34%	1.34%	1.32%	1.32%[4]

Net investment income (loss)	0.08%[4]	0.03%	(0.03)%	0.18%	0.35%[4]

Expense waiver/reimbursement[6]	0.04%[4]	0.01%	0.00%[5]	0.03%	0.02%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$114,762	$111,863	$142,999	$96,251	$15,784

Portfolio turnover	6%	7%	11%	3%	3%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Amount represents less than $0.01 per share

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 Amount represents less than 0.01%.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2002 (unaudited)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $87,936,372, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$49,445,607

2009	38,490,765

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2002, the Fund had realized gains on futures contracts of $8,023,935.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2002	246 S&P 500 Index Futures	Long	$(5,171,166)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$124,569,562	$130,273,789

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,195,982	$119,324,944	18,635,028	$471,784,073
Shares issued to shareholders in payment of distributions declared	171,353	3,954,423	399,068	9,584,157
Shares redeemed	(8,780,270)	(202,283,212)	(31,434,203)	(797,723,483)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,412,935)	$(79,003,845)	(12,400,107)	$(316,355,253)

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,754,239	$132,166,877	13,348,744	$332,494,055
Shares issued to shareholders in payment of distributions declared	98,140	2,260,289	220,091	5,294,027
Shares redeemed	(6,838,408)	(157,664,944)	(17,629,930)	(438,312,835)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(986,029)	$(23,237,778)	(4,061,095)	$(100,524,753)

	Six Months Ended 4/30/2002		Year Ended 10/31/2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	816,669	$18,675,083	1,973,434	$49,063,692
Shares issued to shareholders in payment of distributions declared	2,849	65,483	3,489	85,714
Shares redeemed	(765,039)	(17,415,806)	(1,695,936)	(42,184,236)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	54,479	$1,324,760	280,987	$6,965,170

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,344,485)	$(100,916,863)	(16,180,215)	$(409,914,836)

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.22% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities, short-term securities, (and in-kind contributions), for the six months ended April 30, 2002, were as follows:

Purchases	$109,723,591

Sales	$163,676,599

Purchases and sales of long-term U.S. government securities for the six months ended April 30, 2002, were as follows:

Purchases	$575,319

Sales	$1,180,307

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

2052905 (6/02)